Accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies Abstract [Abstract]
Foreign currency transactions
a) Foreign currency transactions
i. Presentation currency
Banco Santander’s functional and presentation currency is the euro. Also, the presentation currency of the Group is the euro.
ii. Translation of foreign currency balances
Foreign currency balances are translated to euros in two consecutive stages:
▪Translation of foreign currency to the functional currency (currency of the main economic environment in which the entity operates).
▪Translation to euros of the balances held in the functional currencies of entities whose functional currency is not the euro.
Translation of foreign currency to the functional currency
Foreign currency transactions performed by consolidated entities (or entities accounted for using the equity method) not located in European Monetary Union (“EMU”) countries are initially recognised in their respective currencies. Monetary items in foreign currency are subsequently translated to their functional currencies using the closing rate.
Furthermore:
▪Non-monetary items measured at historical cost are translated to the functional currency at the exchange rate at the date of acquisition.
▪Non-monetary items measured at fair value are translated at the exchange rate at the date when the fair value was determined.
▪Income and expenses are translated at the average exchange rates for the year for all the transactions performed during the year. When applying this criterion, the Group considers whether there have been significant changes in the exchange rates in the year which, in view of their materiality with respect to the consolidated financial statements taken as a whole, would make it necessary to use the exchange rates at the transaction date rather than the aforementioned average exchange rates.
▪The balances arising from non-hedging forward foreign currency/foreign currency and foreign currency/euro purchase and sale transactions are translated at the closing rates prevailing in the forward foreign currency market for the related maturity.
Translation of functional currencies to euros
The balances in the financial statements of consolidated entities (or entities accounted for using the equity method) whose functional currency is not the euro are translated to euros as follows:
▪Assets and liabilities, at the closing rates.
▪Income and expenses, at the average exchange rates for the year.
▪Equity items, at the historical exchange rates.
iii. Recognition of exchange differences
The exchange differences arising on the translation of foreign currency balances to the functional currency are generally recognised at their net amount under 'Exchange differences, net' in the consolidated income statement, except for exchange differences arising on financial instruments at fair value through profit or loss, which are recognised in the consolidated income statement without distinguishing them from other changes in fair value, and for exchange differences arising on non-monetary items measured at fair value through equity, which are recognised under 'Other comprehensive income–Items that may be reclassified to profit or loss–Exchange differences' (except for exchange differences on equity instruments, where the option to irrevocably elect to be measured at fair value through changes in accumulated other comprehensive income, which are recognised in accumulated 'Other Comprehensive Income - Items not to be reclassified to profit or loss - Changes in fair value of equity instruments measured at fair value' through other comprehensive income (see note 29).
The exchange differences arising on the translation to euros of the financial statements denominated in functional currencies other than the euro are recognised in 'Other comprehensive income–Items that may be reclassified to profit or loss–Exchange differences' in the consolidated balance sheet, whereas those arising on the translation to euros of the financial statements of entities accounted for using the equity method are recognised in equity under 'Other comprehensive income–Items that may be reclassified to profit or loss and Items not reclassified to profit or loss–Other recognised income and expense' of investments in subsidiaries, joint ventures and associates (see note 29), until the related item is derecognised, at which time they are recognised in profit or loss.
Exchange differences arising on actuarial gains or losses when converting to euros the financial statements denominated in the functional currencies of entities whose functional currency is different from the euro are recognised under equity 'Other comprehensive income–Items not reclassified to profit or loss–Actuarial gains or (-) losses' on defined benefit pension plans (see note 29).
iv. Entities located in hyperinflationary economies
When a subsidiary operates in a country with hyperinflationary economy, IAS 29 Financial Information in Hyperinflationary Economies is applied, which means that:
–Historical cost of non-monetary assets and liabilities and of the various items of equity have to be adjusted to reflect the changes in the purchasing power of the currency due to inflation from their date of acquisition or incorporation into the consolidated balance sheet.
–The different items of the income statement are adjusted by the inflationary index since their generation, with a balancing entry in 'Other comprehensive income'.
–The loss on the net monetary position is recorded in the income for the year against 'Accumulated Other comprehensive income'.
–All components of the financial statements of the subsidiary are translated at the closing exchange rate.
The deterioration of the economic situation in Argentina over the last years caused, among other impacts, a significant increase in inflation, which by the end of 2018 had reached 48% per year (147% accumulated in three years). This led the Group to conclude that it was necessary to apply IAS 29 Financial Information in Hyperinflationary Economies to its activities in the country in question in its consolidated financial statements from that year on.
At that moment, according with Group’s accounting policies, exchange differences arising on the translation to the Group´s presentation currency of financial statements denominated in functional currencies other than euro for subsidiaries located in countries with high inflation rates were recorded in the consolidated statement of changes in total 'Equity-Other reserves'.
However, on the basis of the meeting held on 3 March 2020 by the International Financial Reporting Standards Committee (IFRIC), in 2020 Grupo Santander changed its accounting policy with regard to the presentation of exchange differences and the effects of hyperinflation in the operations generated in Argentina, which resulted in a reclassification of EUR -2,136 million at 31 December 2019 for comparability purposes, from the heading "Other reserves" to "Accumulated other comprehensive income", from "Other reserves" to "Accumulated other comprehensive income", corresponding to the accumulated amount of exchange differences related to foreign operations in a hyperinflationary economy and the amount corresponding to the adjustment of the historical cost of the Argentine companies reflecting the changes in the purchasing power of the currency derived from inflation. This change in accounting policy and its consequent restatement between different equity items has no impact on the total equity of Grupo Santander.
In accordance with the provisions of the Argentine Federation of Professional Councils in Economic Sciences (Fcpce), which is the organization that issues the professional accounting standards in said country, the inflation indexes applied are the wholesale internal price index (WPI) until 30 November 2016 and the National Consumer Price Index published by the National Institute of Statistics and Censues (Indec) from 1 December 2016 on. Inflation during 2021 was 50.9%% for the year (36.1% at 31 December 2020). The exchange rate at 31 December 2021 has been of Argentine pesos 116.30 per euro (Argentine pesos 103.16 Argentine pesos per euro at 31 December 2020).
The net impact on Other Comprehensive Income in 2021 of the effects derived from the exchange differences arising on the translation to the Group´s presentation currency of financial statements of the subsidiaries located in Argentina and the application of IAS 29 was a profit of EUR 177 million (loss of EUR 202 million in 2020).
At 31 December 2020, no other country in which the consolidated and associated entities of Grupo Santander are located is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by the International Financial Reporting Standards adopted by the European Union.
v. Exposure to foreign currency risk
Grupo Santander hedges a portion of its long-term foreign currency positions using foreign exchange derivative financial instruments (see note 36). Also, the Group manages foreign exchange risk dynamically by hedging its short-term position (with a potential impact on profit or loss) in order to limit the impact of currency depreciations while optimising the cost of financing the hedges.
The following tables show the sensitivity of the consolidated income statement and consolidated equity to percentage changes of ± 1% in the foreign exchange rate positions arising from investments in Grupo Santander companies with currencies other than the euro (with its hedges) and in their results (with its hedges), in which the Group maintains significant balances.
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2021	2020	2019	2021	2020	2019
US dollar	(133.3)	(123.6)	(161.3)	(8.6)	(4.1)	(3.5)
Chilean peso	(11.4)	(20.4)	(21.8)	(2.4)	(4.4)	(2.3)
Pound sterling	(105.9)	(107.9)	(189.2)	(2.3)	(1.2)	(3.9)
Mexican peso	(23.1)	(21.7)	(22.6)	(0.9)	(2.0)	(3.3)
Brazilian real	(80.8)	(75.0)	(71.6)	(15.4)	(12.6)	(10.4)
Polish zloty	(27.5)	(26.7)	(38.3)	(1.1)	(2.2)	(1.2)
Argentine peso	(10.7)	(7.9)	(6.9)	(2.5)	(1.8)	(1.2)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2021	2020	2019	2021	2020	2019
US dollar	136.0	126.1	164.6	8.8	4.2	3.5
Chilean peso	11.6	20.8	22.2	2.4	4.5	2.4
Pound sterling	108.0	110.1	193.0	2.3	1.2	4.0
Mexican peso	23.6	22.1	23.1	0.9	2.0	3.4
Brazilian real	82.4	76.5	73.1	15.7	12.8	10.6
Polish zloty	28.0	27.2	39.0	1.1	2.2	1.2
Argentine peso	11.0	8.0	7.0	2.6	1.8	1.3
The above data were obtained as follows:
a)    Effect on consolidated equity: in accordance with the accounting policy detailed in note 2.a.iii, foreign exchange rate impact arising on the translation to euros of the financial statements in the functional currencies of the Group entities whose functional currency is not the euro are recognised in consolidated equity. The potential effect that a change in the exchange rates of the related currency would have on the Group’s consolidated equity was therefore determined by applying the aforementioned change to the net value of each unit’s assets and liabilities -including, where appropriate, the related goodwill- and by taking into consideration the offsetting effect of the hedges of net investments in foreign operations.
b)    Effect on consolidated profit: the effect was determined by applying the up and down movements in the average exchange rates of the year, as indicated in note 2.a.ii (except in the case of Argentina, which is a hyperinflationary economy and has applied the closing exchange rate), to translate to euros the income and expenses of the consolidated entities whose functional currency is not the euro, taking into consideration, where appropriate, the offsetting effect of the various hedging transactions in place.
The estimates used to obtain the foregoing data were performed considering the effects of the changes in the exchange rate in standalone basis not considering the effect of the performance of other variables whose changes would affect equity and profit or loss, such as variations in the interest rates of the reference currencies or other market factors. Accordingly, all variables other than the exchange rate variations were kept constant with respect to their positions at 31 December 2021, 2020 and 2019.

Basis of consolidation
b) Basis of consolidation
i. Subsidiaries
Subsidiaries are defined as entities over which the Bank has the capacity to exercise control. The Bank controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The financial statements of the subsidiaries are fully consolidated with those of the Bank. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated on consolidation.
On acquisition of control of a subsidiary, its assets, liabilities and contingent liabilities are recognised at their acquisition-date fair values. Any positive differences between the acquisition cost and the fair values of the identifiable net assets acquired are recognised as goodwill (see note 17). Negative differences are recognised in profit or loss on the date of acquisition.
Additionally, the share of third parties of Grupo Santander equity is presented under 'Non-controlling interests' in the consolidated balance sheet (see note 28). Their share of the profit for the year is presented under 'Profit attributable to non-controlling interests' in the consolidated income statement.
The results of subsidiaries acquired during the year are included in the consolidated income statement from the date of acquisition to year-end. Similarly, the results of subsidiaries for which control is lost during the year are included in the consolidated income statement from the beginning of the year to the date of disposal.
At 31 December 2021 Grupo Santander controls a company in which it holds an ownership interest of less than 50% of the share capital, Luri 1, S.A., in liquidation, apart from the structured consolidated entities. The percentage ownership interest in the aforementioned company is 46% (see appendix I). Although Grupo Santander holds less than half the voting power, it manages and, as a result, exercises control over this entity. The company´s corporate purpose for the entity is the acquisition of real estate and other general operations relating thereto, including rental, and the purchase and sale of properties; the company object of the latter entity is the provision of payment services. The impact of the consolidation of this company on the Group's consolidated financial statements is immaterial.
The appendices contain significant information on the subsidiaries.
ii. Interests in joint ventures
Joint ventures are deemed to be entities that are not subsidiaries but which are jointly controlled by two or more unrelated entities. This is evidenced by contractual arrangements whereby two or more parties have interests in entities so that decisions about the relevant activities require the unanimous consent of all the parties sharing control.
In the consolidated financial statements, investments in joint ventures are accounted for using the equity method, i.e. at the Group’s share of net assets of the investee, after taking into account the dividends received therefrom and other equity eliminations. The profits and losses resulting from transactions with a joint venture are eliminated to the extent of the Group’s interest therein.
The appendices contain relevant information on the joint ventures.
iii. Associates
Associates are entities over which Banco Santander is in a position to exercise significant influence, but not control or joint control. It is presumed that Banco Santander exercises significant influence if it holds 20% or more of the voting power of the investee.
In the consolidated financial statements, investments in associates are accounted for using the equity method, i.e. at the Group’s share of net assets of the investee, after taking into account the dividends received therefrom and other equity eliminations. The profits and losses resulting from transactions with an associate are eliminated to the extent of the Group’s interest in the associate.
There are certain investments in entities which, although Grupo Santander owns 20% or more of their voting power, are not considered to be associates because the Group is not in a position to exercise significant influence over them. At 31 December 2021 and 2020, this was the situation of the investment in Project Quasar Investments 2017, S.L., despite maintaining a 49% interest in its share capital (see appendix II). The remaining investments are not significant for the Group.
There are also certain investments in associates where the Group owns less than 20% of the voting rights, as it is determined that it has the capacity to exercise significant influence over them. The impact of these companies is immaterial in the Group's consolidated financial statements.
The appendices contain significant information on the associates.
iv. Structured entities
When Grupo Santander incorporates entities, or holds ownership interests therein, to enable its customers to access certain investments, or for the transfer of risks or other purposes (also called structured entities since the voting or similar power is not a key factor in deciding who controls the entity), the Group determines, using internal criteria and procedures and taking into consideration the applicable legislation, when control (as defined above) exists and, therefore, whether these entities should be consolidated. Specifically, for those entities to which this policy applies (mainly investment funds and pension funds), the Group analyses the following factors:
▪Percentage of ownership held by Grupo Santander; 20% is established as the general threshold.
▪Identification of the fund manager, and verification as to whether it is a company controlled by the Group since this could affect Grupo Santander ability to direct the relevant activities.
▪Existence of agreements between investors that might require decisions to be taken jointly by the investors, rather than by the fund manager.
▪Existence of currently exercisable removal rights (possibility of removing the manager from his position), since the existence of such rights might limit the manager’s power over the fund, and it may be concluded that the manager is acting as an agent of the investors.
▪Analysis of the fund manager’s remuneration regime, taking into consideration that a remuneration regime that is proportionate to the service rendered does not, generally, create exposure of such importance as to indicate that the manager is acting as the principal. Conversely, if the remuneration regime is not proportionate to the service rendered, this might give rise to an exposure that would lead the Group to a different conclusion.
These structured entities also include the securitisation special purpose vehicles, which are consolidated in the case of the Special Purpose Vehicles (SPVs) over which, being exposed to variable yield, it is considered that the Group continues to exercise control.
The exposure associated with unconsolidated structured entities are not material with respect to the Group’s consolidated financial statements.
v. Business combinations
A business combination is the bringing together of two or more separate entities or economic units into one single entity or group of entities.
Business combinations whereby Grupo Santander obtains control over an entity or a business are recognised for accounting purposes as follows:
▪Grupo Santander measures the cost of the business combination, which is normally the consideration transferred, defined as the acquisition-date fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity instruments issued, if any, by the acquirer. In cases where the amount of the consideration to be transferred has not been definitively established at the acquisition date, but rather depends on future events, any contingent consideration is recognised as part of the consideration transferred and measured at its acquisition-date fair value. Moreover, acquisition-related costs do not for these purposes form part of the cost of the business combination.
▪The fair values of the assets, liabilities and contingent liabilities of the acquired entity or business, including any intangible assets identified in the business combination which might not have been recognised by the acquiree, are estimated and recognised in the consolidated balance sheet; the Group also estimates the amount of any non-controlling interests and the fair value of the previously held equity interest in the acquiree.
▪Any positive difference between the aforementioned items is recognised as discussed in note 2.m. Any negative difference is recognised under 'Negative Goodwill' recognised in the consolidated income statement.
Goodwill is only calculated and recognised once, when control of a business or an entity is obtained.
vi. Changes in the levels of ownership interests in subsidiaries
Acquisitions and disposals not giving rise to a change in control are recognised as equity transactions, and no gain or loss is recognised in the income statement and the initially recognised goodwill is not remeasured. The difference between the consideration transferred or received and the decrease or increase in non-controlling interests, respectively, is recognised in reserves.
Similarly, when control over a subsidiary is lost, the assets, liabilities and non-controlling interests and any other items recognised in 'Other Comprehensive income' of that company are derecognised from the consolidated balance sheet, and the fair value of the consideration received and of any remaining equity interest is recognised. The difference between these amounts is recognised in profit or loss.
vii. Acquisitions and sales
Note 3 provides information on the most significant acquisitions and sales in the last three years.

Definitions and classification of financial instruments
c) Definitions and classification of financial instruments
i. Definitions
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
An equity instrument is a contract that evidences a residual interest in the assets of the issuing entity after deducting all of its liabilities.
A financial derivative is a financial instrument whose value changes in response to the change in an observable market variable (such as an interest rate, foreign exchange rate, financial instrument price, market index or credit rating), whose initial investment is very small compared with other financial instruments with a similar response to changes in market factors, and which is generally settled at a future date.
Hybrid financial instruments are contracts that simultaneously include a non-derivative host contract together with a derivative, known as an embedded derivative, that is not separately transferable and has the effect that some of the cash flows of the hybrid contract vary in a way similar to a stand-alone derivative.
Compound financial instruments are contracts that simultaneously create for their issuer a financial liability and an own equity instrument (such as convertible bonds, which entitle their holders to convert them into equity instruments of the issuer).
The preference shares contingently convertible into ordinary shares eligible as Additional Tier 1 capital (CCPSs) -perpetual shares, which may be repurchased by the issuer in certain circumstances, the interest on which is discretionary, and would convert into variable number of newly issued ordinary shares if the capital ratio of the Bank or its consolidated group falls below a given percentage (trigger event), as those two terms are defined in the related issue prospectuses- are recognised for accounting purposes by the Group as compound instruments. The liability component reflects the issuer’s obligation to deliver a variable number of shares and the equity component reflects the issuer’s discretion in relation to the payment of the related coupons. In order to effect the initial allocation, the Group estimates the fair value of the liability as the amount that would have to be delivered if the trigger event were to occur immediately and, accordingly, the equity component, calculated as the residual amount, is zero. In view of the aforementioned discretionary nature of the payment of the coupons, they are deducted directly from equity.
Capital perpetual preference shares (CPPS), with the possibility of purchase by the issuer in certain circumstances, whose remuneration is discretionary, and which will be amortised permanently, totally or partially, in the event that the bank or its consolidated group submits a capital ratio lesser than a certain percentage (trigger event), as defined in the corresponding prospectuses, are accounted for by the Group as equity instruments. The following transactions are not treated for accounting purposes as financial instruments:
▪Investments in associates and joint ventures (see note 13).
▪Rights and obligations under employee benefit plans (see note 25).
▪Rights and obligations under insurance contracts (see note 15).
▪Contracts and obligations relating to employee remuneration based on own equity instruments (see note 34).
ii. Classification of financial assets for measurement purposes
Financial assets are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as 'Non-current assets held for sale' or they relate to 'Cash, cash balances at central banks and other deposits on demand', 'Changes in the fair value of hedged items in portfolio hedges of interest rate risk (asset side)', 'Hedging derivatives and Investments', which are reported separately.
Classification of financial instruments: the classification criteria for financial assets depends on the business model for their management and the characteristics of their contractual flows.
Grupo Santander business models refer to the way in which it manages its financial assets to generate cash flows. In defining these models, the Group takes into account the following factors:
•How key management staff are assessed and reported on the performance of the business model and the financial assets held in the business model.
•The risks that affect the performance of the business model (and the financial assets held in the business model) and, specifically, the way in which these risks are managed.
•How business managers are remunerated.
•The frequency and volume of sales in previous years, as well as expectations of future sales.
The analysis of the characteristics of the contractual flows of financial assets requires an assessment of the congruence of these flows with a basic loan agreement. The Group determines if the contractual cash flows of its financial assets that are only principal and interest payments on the outstanding principal amount at the beginning of the transaction. This analysis takes into consideration four factors (performance, clauses, contractually linked products and currencies). Furthermore, among the most significant judgements used by the Group in carrying out this analysis, the following ones are included:
•The return on the financial asset, in particular in cases of periodic interest rate adjustments where the term of the reference rate does not coincide with the frequency of the adjustment. In these cases, an assessment is made to determine whether or not the contractual cash flows differ significantly from the flows without this change in the time value of money, establishing a tolerance level of 2%.
•The contractual clauses that may modify the cash flows of the financial asset, for which the structure of the cash flows before and after the activation of such clauses is analysed.
•Financial assets whose cash flows have different priority for payment due to a contractual link to underlying assets (e.g. securitisations) require a look-through analysis by the Group so as to review that both the financial asset and the underlying assets are only principal and interest payments and that the exposure to credit risk of the set of underlying assets belonging to the tranche analysed is less than or equal to the exposure to credit risk of the set of underlying assets of the instrument.
Depending on these factors, the asset can be measured at amortised cost, at fair value with changes in other comprehensive income, or at fair value with changes through profit and loss. IFRS 9 also establishes an option to designate an instrument at fair value with changes in profit or loss, when doing so eliminates or significantly reduces a measurement or recognition inconsistency (sometimes referred to as 'accounting asymmetry') that would otherwise arise from measuring assets or liabilities or recognising gains and losses on different bases.
Grupo Santander uses the following criteria for the classification of financial debt instruments:
•Amortised cost: financial instruments under a business model whose objective is to collect principal and interest flows, over which there is no significant unjustified sales and fair value is not a key element in the management of these assets and contractual conditions they give rise to cash flows on specific dates, which are only payments of principal and interest on the outstanding principal amount. In this sense, unjustified sales are considered to be those other than those related to an increase in the credit risk of the asset, unanticipated funding needs (stress case scenarios). Additionally, the characteristics of its contractual flows represent substantially a “basic financing agreement”.
•Fair value with changes in other comprehensive income: financial instruments held in a business model whose objective is to collect principal and interest cash flows and the sale of these assets, where fair value is a key factor in their management. Additionally, the contractual cash flow characteristics substantially represent a 'basic financing agreement'.
•Fair value with changes in profit or loss: financial instruments included in a business model whose objective is not obtained through the above mentioned models, where fair value is a key factor in managing of these assets, and financial instruments whose contractual cash flow characteristics do not substantially represent a 'basic financing agreement'. In this section it can be enclosed the portfolios classified under 'Financial assets held for trading', 'Non-trading financial assets mandatorily at fair value through profit or loss' and 'Financial assets at fair value through profit or loss'. In this regard, most of the financial assets presented in the category of 'Financial assets designated at value reasonable with change in results' are instruments financial services that, not being part of the portfolio of negotiation, are contracted jointly with other financial instruments that are recorded in the category of 'held for trading', and that by both are recorded at fair value with changes in results, so your record in any other category would produce accounting asymmetries.
Equity instruments will be classified at fair value under IFRS 9, with changes in profit or loss, unless the Group decides, for non-trading assets, to classify them at fair value with changes in other comprehensive income (irrevocably) at initial recognition.
iii. Classification of financial assets for presentation purposes
Financial assets are classified by nature into the following items in the consolidated balance sheet:
•Cash, cash balances at Central Banks and other deposits on demand: cash balances and balances receivable on demand relating to deposits with central banks and credit institutions.
•Loans and advances: includes the debit balances of all credit and loans granted by the Group, other than those represented by securities, as well as finance lease receivables and other debit balances of a financial nature in favour of the Group such as cheques drawn on credit institutions, balances receivable from clearing houses and settlement agencies for transactions on the stock exchange and organised markets, bonds given in cash, capital calls, fees and commissions receivable for financial guarantees and debit balances arising from transactions not originating in banking transactions and services, such as the collection of rentals and similar items. They are classified, on the basis of the institutional sector to which the debtor belongs, into:
–Central banks: credit of any nature, including deposits and money market transactions received from the Bank of Spain or other central banks.
–Credit institutions: credit of any nature, including deposits and money market transactions, in the name of credit institutions.
–Customers: includes the remaining credit, including money market transactions through central counterparties.
▪Debt instruments: bonds and other securities that represent a debt for their issuer, that generate an interest return, and that are in the form of certificates or book entries.
▪Equity instruments: financial instruments issued by other entities, such as shares, which have the nature of equity instruments for the issuer, other than investments in subsidiaries, joint ventures or associates. Investment fund units are included in this item.
▪Derivatives: includes the fair value in favour of the Group of derivatives which do not form part of hedge accounting, including embedded derivatives separated from hybrid financial instruments.
▪Changes in the fair value of hedged items in portfolio hedges of interest rate risk: this item is the balancing entry for the amounts credited to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.
▪Hedging derivatives: Includes the fair value in favour of the Group of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.
iv. Classification of financial liabilities for measurement purposes
Financial liabilities are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as 'Liabilities associated with non-current assets held for sale' or they relate to 'Hedging derivatives' or changes in the fair value of hedged items in portfolio hedges of interest rate risk (liability side), which are reported separately.
In most cases, changes in the fair value of financial liabilities designated at fair value through profit or loss, caused by the entity's credit risk, are recognized in other comprehensive income.
Financial liabilities are included for measurement purposes in one of the following categories:
▪Financial liabilities held for trading (at fair value through profit or loss): this category includes financial liabilities incurred for the purpose of generating a profit in the near term from fluctuations in their prices, financial derivatives not designated as hedging instruments, and financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements (“reverse repos”) or borrowed (short positions).
▪Financial liabilities designated at fair value through profit or loss: financial liabilities are included in this category when they provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group’s key management personnel. Liabilities may only be included in this category on the date when they are incurred or originated.
Liabilities may only be included in this portfolio at the date of issue or origination.
▪Financial liabilities at amortised cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.
v. Classification of financial liabilities for presentation purposes
Financial liabilities are classified by nature into the following items in the consolidated balance sheet:
▪Deposits: includes all repayable balances received in cash by Grupo Santander, other than those instrumented as marketable securities and those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors), except for the debt instruments. This item also includes cash bonds and cash consignments received the amount of which may be invested without restriction. Deposits are classified on the basis of the creditor’s institutional sector into:
–Central banks: deposits of any nature, including credit received and money market transactions received from the Bank of Spain or other central banks.
–Credit institutions: deposits of any nature, including credit received and money market transactions in the name of credit institutions.
–Customer: includes the remaining deposits, including money market transactions through central counterparties.
On 6 June 2019, the European Central Bank announced a new program of targeted longer-term refinancing operations (TLTRO III); additionally, the conditions of the initial program were successively modified in the months of March and April 2020, reducing the interest rate by 25 bps to -0.5% from June 2020 to June 2021 and providing that, for banks meeting a certain volume of eligible loans, the interest rate could be -1% for that period. These conditions were extended on December 10, 2020 for the period from June 2021 to June 2022, including the option to cancel or reduce the amount of financing before maturity in windows coinciding with the interest rate review and adjustment periods.
The accounting standards indicate that for the recording of amortized cost the entity 'shall use a shorter period when the fees, basis points paid or received, transaction costs, premiums or discounts relate to it, this being the case when the variable to which the fees, basis points paid or received, transaction costs, and discounts or premiums relate is adjusted to market rates prior to the expected maturity of the financial instrument. In this case, the appropriate amortization period is the period until the next adjustment date'.
In this case, the applicable interest rate of -1% from June 2020 to June 2021 and from June 2021 to June 2022 corresponds to a specific period after which the funding is adjusted to market rates (specifically, the average rate applied in the Eurosystem's main refinancing operations) and must therefore be accrued until the next adjustment date. The early repayment windows of this funding program are substantive terms, given that at that time of adjustment of the funding cost to market, the entity may opt for renewal or cancellation and obtain new funding at more favorable terms.
Grupo Santander has opted to accrue interest in accordance with the specific periods of adjustment to market rates, so that the interest corresponding to that period (-1%) will be recorded in the income statement from June 2020 to June 2022, assuming compliance with the threshold of eligible loans that gives rise to the extra rate.
Compliance with the qualifying loan thresholds is assessed at each reporting date and is based on the financial budgets approved by the Group's directors, as well as on the evolution of macroeconomic variables (GDP, unemployment rate, inflation, etc.). If, subsequent to the initial recording of the financial liability, there is a change in the expectations of meeting this threshold of eligible loans, the Group would adjust the carrying amount of the financial liability to the amount resulting from discounting the new estimated flows at the original Effective Interest Rate (EIR), recognizing this difference in profit or loss, without modifying the original EIR.
At the end of both periods, the Group has met the financing objective established in the program, although the data relating to the second reference period (October 2020 to December 2021), will not be sent until next May, after validation by the external auditor, as established in the program conditions.
▪Marketable debt securities: includes the amount of bonds and other debt represented by marketable securities, other than those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors, and includes the amount of the financial instruments issued by the Group which, having the legal nature of capital, do not meet the requirements to qualify as equity, such as certain preferred shares issued). This item includes the component that has the consideration of financial liability of the securities issued that are compound financial instruments.
▪Derivatives: includes the fair value, with a negative balance for the Group, of derivatives, including embedded derivatives separated from the host contract, which do not form part of hedge accounting.
•Short positions: includes the amount of financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements or borrowed.
▪Other financial liabilities: includes the amount of payment obligations having the nature of financial liabilities not included in other items (includes, among others, the balance of lease liabilities that started to be recorded in 2019 as a result of the application of IFRS 16), and liabilities under financial guarantee contracts, unless they have been classified as non-performing.
▪Changes in the fair value of hedged items in portfolio hedges of interest rate risk: this item is the balancing entry for the amounts charged to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.
▪Hedging derivatives: includes the fair value of the Group’s liability in respect of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.

Measurement of financial assets and liabilities and recognition of fair value changes	Measurement of financial assets and liabilities and recognition of fair value changes
In general, financial assets and liabilities are initially recognised at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price.
In this regard, IFRS 9 states that regular way purchases or sales of financial assets shall be recognised and derecognised on the trade date or on the settlement date. Grupo Santander has opted to make such recognition on the trading date or settlement date, depending on the convention of each of the markets in which the transactions are carried out. For example, in relation to the purchase or sale of debt securities or equity instruments traded in the Spanish market, securities market regulations stipulate their effective transfer at the time of settlement and, therefore, the same time has been established for the accounting record to be made.
The fair value of instruments not measured at fair value through profit and loss is adjusted by transaction costs. Subsequently, and on the occasion of each accounting close, they are valued in accordance with the following criteria:
i. Measurement of financial assets
Financial assets are measured at fair value are valued mainly at their fair value without deducting any transaction cost for their sale.
The fair value of a financial instrument on a given date is taken to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, transparent and deep market (quoted price or market price). At 31 December 2021, there were no significant investments in quoted financial instruments that had ceased to be recognised at their quoted price because their market could not be deemed to be active.
If there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.
All derivatives are recognised in the balance sheet at fair value from the trade date. If the fair value is positive, they are recognised as an asset and if the fair value is negative, they are recognised as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recognised in 'Gains/losses on financial assets and liabilities held for trading (net)' in the consolidated income statement. Specifically, the fair value of financial derivatives traded in organised markets included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price and if, for exceptional reasons, the quoted price cannot be determined on a given date, these financial derivatives are measured using methods similar to those used to measure derivatives.
The fair value of derivatives is taken to be the sum of the future cash flows arising from the instrument, discounted to present value at the date of measurement (present value or theoretical close) using valuation techniques commonly used by the financial markets: net present value, option pricing models and other methods.
The amount of debt securities and loans and advances under a business model whose objective is to collect the principal and interest flows are valued at their amortised cost, as long as they comply with the 'SPPI' (Solely Payments of Principal and Interest) test, using the effective interest rate method in their determination. Amortised cost refers to the acquisition cost of a corrected financial asset or liability (more or less, as the case may be) for repayments of principal and the part systematically charged to the consolidated income statement of the difference between the initial cost and the corresponding reimbursement value at expiration. In the case of financial assets, the amortised cost includes, in addition, the corrections to their value due to the impairment. In the loans and advances covered in fair value hedging transactions, the changes that occur in their fair value related to the risk or the risks covered in these hedging transactions are recorded.
The effective interest rate is the discount rate that exactly matches the carrying amount of a financial instrument to all its estimated cash flows of all kinds over its remaining life. For fixed rate financial instruments, the effective interest rate coincides with the contractual interest rate established on the acquisition date plus, where applicable, the fees and transaction costs that, because of their nature, form part of their financial return. In the case of floating rate financial instruments, the effective interest rate coincides with the rate of return prevailing in all connections until the next benchmark interest reset date.
Equity instruments and contracts related with these instruments are measured at fair value. However, in certain circumstances the Group estimates cost value as a suitable estimate of the fair value. This can happen if the recent event available information is not enough to measure the fair value or if there is a broad range of possible measures and the cost value represents the best estimates of fair value within this range.
The amounts at which the financial assets are recognised represent, in all material respects, the Group’s maximum exposure to credit risk at each reporting date. Also, Grupo Santander has received collateral and other credit enhancements to mitigate its exposure to credit risk, which consist mainly of mortgage guarantees, cash collateral, equity instruments and personal security, assets leased out under finance lease and full-service lease agreements, assets acquired under repurchase agreements, securities loans and credit derivatives.
ii. Measurement of financial liabilities
In general, financial liabilities are measured at amortised cost, as defined above, except for those included under 'Financial liabilities held for trading' and 'Financial liabilities designated at fair value through profit or loss' and financial liabilities designated as hedged items (or hedging instruments) in fair value hedges, which are measured at fair value. The changes in credit risk arising from financial liabilities designated at fair value through profit or loss are recognised in accumulated other comprehensive income, unless they generate or increase an accounting mismatch, in which case changes in the fair value of the financial liability in all respects are recognised in the income statement.
iii. Valuation techniques
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2021			2020			2019
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	39,678	77,275	116,953	46,379	68,566	114,945	44,581	63,649	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	2,398	3,138	5,536	1,756	2,730	4,486	1,530	3,381	4,911
Financial assets designated at fair value through profit or loss	2,113	13,844	15,957	2,509	46,208	48,717	2,572	59,497	62,069
Financial assets at fair value through other comprehensive income	77,749	30,289	108,038	91,771	29,182	120,953	103,089	22,619	125,708
Hedging derivatives (assets)	—	4,761	4,761	—	8,325	8,325	—	7,216	7,216
Financial liabilities held for trading	10,379	69,090	79,469	9,863	71,304	81,167	9,781	67,358	77,139
Financial liabilities designated at fair value through profit or loss	3,620	29,113	32,733	2,118	45,920	48,038	1,484	59,511	60,995
Hedging derivatives (liabilities)	—	5,463	5,463	—	6,869	6,869	—	6,048	6,048
Liabilities under insurance or reinsurance contracts	—	770	770	—	910	910	—	739	739
The financial instruments at fair value determined on the basis of published price quotations in active markets (level 1) include government debt securities, private-sector debt securities, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued.
In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (level 2) and, in cases, they use significant inputs not observable in market data (level 3). In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies).
The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The following subsections set forth the most important products and families of derivatives, and the related valuation techniques and inputs, by asset class:
Fixed income and inflation
The fixed income asset class includes basic instruments such as interest rate forwards, interest rate swaps and cross currency swaps, which are valued using the net present value of the estimated future cash flows discounted taking into account basis swap and cross currency spreads determined on the basis of the payment frequency and currency of each leg of the derivative. Vanilla options, including caps, floors and swaptions, are priced using the Black-Scholes model, which is one of the benchmark industry models. More exotic derivatives are priced using more complex models which are generally accepted as standard across institutions.
These pricing models are fed with observable market data such as deposit interest rates, futures rates, cross currency swap and constant maturity swap rates, and basis spreads, on the basis of which different yield curves, depending on the payment frequency, and discounting curves are calculated for each currency. In the case of options, implied volatilities are also used as model inputs. These volatilities are observable in the market for cap and floor options and swaptions, and interpolation and extrapolation of volatilities from the quoted ranges are carried out using generally accepted industry models. The pricing of more exotic derivatives may require the use of non-observable data or parameters, such as correlation (among interest rates and cross-asset), mean reversion rates and prepayment rates, which are usually defined from historical data or through calibration.
Inflation-related assets include zero-coupon or year-on-year inflation-linked bonds and swaps, valued with the present value method using forward estimation and discounting. Derivatives on inflation indices are priced using standard or more complex bespoke models, as appropriate. Valuation inputs of these models consider inflation-linked swap spreads observable in the market and estimations of inflation seasonality, on the basis of which a forward inflation curve is calculated. Also, implied volatilities taken from zero-coupon and year-on-year inflation options are also inputs for the pricing of more complex derivatives.
Equity and foreign exchange
The most important products in these asset classes are forward and futures contracts; they also include vanilla, listed and OTC (Over-The-Counter) derivatives on single underlying assets and baskets of assets. Vanilla options are priced using the standard Black-Scholes model and more exotic derivatives involving forward returns, average performance, or digital, barrier or callable features are priced using generally accepted industry models or bespoke models, as appropriate. For derivatives on illiquid stocks, hedging takes into account the liquidity constraints in models.
The inputs of equity models consider yield curves, spot prices, dividends, asset funding costs (repo margin spreads), implied volatilities, correlation among equity stocks and indices, and cross-asset correlation. Implied volatilities are obtained from market quotes of European and American-style vanilla call and put options. Various interpolation and extrapolation techniques are used to obtain continuous volatility for illiquid stocks. Dividends are usually estimated for the mid and long term. Correlations are implied, when possible, from market quotes of correlation-dependent products. In all other cases, proxies are used for correlations between benchmark underlyings or correlations are obtained from historical data.
The inputs of foreign exchange models include the yield curve for each currency, the spot foreign exchange rate, the implied volatilities and the correlation among assets of this class. Volatilities are obtained from European call and put options which are quoted in markets as of-the-money, risk reversal or butterfly options. Illiquid currency pairs are usually handled by using the data of the liquid pairs from which the illiquid currency can be derived. For more exotic products, unobservable model parameters may be estimated by fitting to reference prices provided by other non-quoted market sources.
Credit
The most common instrument in this asset class is the credit default swap (CDS), which is used to hedge credit exposure to third parties. In addition, models for first-to-default (FTD), n-to-default (NTD) and single-tranche collateralised debt obligation (CDO) products are also available. These products are valued with standard industry models, which estimate the probability of default of a single issuer (for CDS) or the joint probability of default of more than one issuer for FTD, NTD and CDO.
Valuation inputs are the yield curve, the CDS spread curve and the recovery rate. For indices and important individual issuers, the CDS spread curve is obtained in the market. For less liquid issuers, this spread curve is estimated using proxies or other credit-dependent instruments. Recovery rates are usually set to standard values. For listed single-tranche CDO, the correlation of joint default of several issuers is implied from the market. For FTD, NTD and bespoke CDO, the correlation is estimated from proxies or historical data when no other option is available.
Valuation adjustment for counterparty risk or default risk
The Credit valuation adjustment (CVA) is a valuation adjustment to over the counter (OTC) derivatives as a result of the risk associated with the credit exposure assumed to each counterparty.
The CVA is calculated taking into account potential exposure to each counterparty in each future period. The CVA for a specific counterparty is equal to the sum of the CVA for all the periods. The following inputs are used to calculate the CVA:
•Expected exposure: including for each transaction the mark-to-market (MtM) value plus an add-on for the potential future exposure for each period. Mitigating factors such as collateral and netting agreements are taken into account, as well as a temporary impairment factor for derivatives with interim payments.
•Severity: percentage of final loss assumed in a counterparty credit event/default.
•Probability of default: for cases where there is no market information (the CDS quoted spread curve, etc.), proxies based on companies holding exchange-listed CDS, in the same industry and with the same external rating as the counterparty, are used.
•Discount factor curve.
The Debit Valuation Adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Group’s own risk assumed by its counterparties in OTC derivatives.
The CVA at 31 December 2021 amounted to EUR 237 million (resulting in a decrease of 41.9% compared to 31 December 2020) and DVA amounted to EUR 162 million (resulting in a decrease of 30.4% compared to 31 December 2020). These impacts are mainly due to the continuous improvement in credit markets, the creation of particular credit curves for certain counterparties and the introduction of methodological improvements in the calculation of exposures.
The CVA at 31 December 2020 amounted to EUR 408 million (resulting in an increase of 49.8% compared to 31 December 2019) and DVA amounted to EUR 233 million (resulting in an increase of 36.0% compared to 31 December 2019). These impacts were due to the fact that credit spread levels were at levels above 25% compared to 2019 due to the covid-19 pandemic.
The CVA at 31 December 2019 amounted to EUR 272 million (decrease of 22.5% compared to 31 December 2018) and DVA amounted EUR 171 million (decrease of 34.6% compared to 31 December 2018). The decrease was mainly due to improvements in the credit quality of counterparties, which led to reductions in credit spreads in percentages of around 40% in the most liquid maturities.
In addition, the Group amounts the funding fair value adjustment (FFVA) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. This includes the uncollateralised component of collateralised derivatives in addition to derivatives that are fully uncollateralised. The expected future funding exposure is calculated by a simulation methodology, where available. The FFVA impact is not material for the consolidated financial statements as of 31 December 2021, 2020 and 2019.
Grupo Santander has not carried out significant reclassifications of financial instruments between levels other than those disclosed in level 3 movement table during 2021 continuing the trend observed in 2020. The main variations over the last few years in the Level 3 volume have been due to purchases/sales of these instruments. There have been no significant variations in the market observability conditions, nor relevant changes in the criteria used for the classification of instruments within the fair value hierarchy.
In 2019, the Group reclassified between levels 2 and 3 financial instruments for a net amount of EUR 708 million (mainly due to reclassifications to level 2 of positions, both derivatives as debt instruments, with maturities for that there were already observable assessment inputs or on which new sources of information have been recurring prices, and at level 3 certain bonds in Brazil that, based on the criteria of observability of the Group, did not meet the requirements to be considered as observable inputs).
Valuation adjustments due to model risk
The valuation models described above do not involve a significant level of subjectivity, since they can be adjusted and recalibrated, where appropriate, through internal calculation of the fair value and subsequent comparison with the related actively traded price. However, valuation adjustments may be necessary when market quoted prices are not available for comparison purposes.
The sources of risk are associated with uncertain model parameters, illiquid underlying issuers, and poor quality market data or missing risk factors (sometimes the best available option is to use limited models with controllable risk). In these situations, the Group calculates and applies valuation adjustments in accordance with common industry practice. The main sources of model risk are described below:
•In the fixed income markets, the sources of model risk include bond index correlations, basis spread modelling, the risk of calibrating model parameters and the treatment of near-zero or negative interest rates. Other sources of risk arise from the estimation of market data, such as volatilities or yield curves, whether used for estimation or cash flow discounting purposes.
•In the stock markets, the sources of model risk include forward skew modelling, the impact of stochastic interest rates, correlation and multi-curve modelling. Other sources of risk arise from managing hedges of digital callable and barrier option payments. Also worthy of consideration as sources of risk are the estimation of market data such as dividends and correlation for quanto and composite basket options.
•For specific financial instruments relating to home mortgage loans secured by financial institutions in the UK (which are regulated and partially financed by the Government) and property asset derivatives, the main input is the Halifax House Price Index (HPI). In these cases, risk assumptions include estimations of the future growth and the volatility of the HPI, the mortality rate and the implied credit spreads.
•Inflation markets are exposed to model risk resulting from uncertainty around modelling the correlation structure among various Consumer Price Index (CPI) rates. Another source of risk may arise from the bid-offer spread of inflation-linked swaps.
•The currency markets are exposed to model risk resulting from forward skew modelling and the impact of stochastic interest rate and correlation modelling for multi-asset instruments. Risk may also arise from market data, due to the existence of specific illiquid foreign exchange pairs.
•The most important source of model risk for credit derivatives relates to the estimation of the correlation between the probabilities of default of different underlying issuers. For illiquid underlying issuers, the CDS spread may not be well defined.
Financial Instruments (level 3)
Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (level 3):
•HTC&S (Hold to collect and sale) syndicated loans classified in the fair value category with changes in other comprehensive income, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
•Illiquid equity in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
•Instruments in Santander UK’s portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth and volatility thereof, and the mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.
•Callable interest rate derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
•Trading derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.
•Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
•Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
•Derivatives on long-term interest rate and FX in some units (mainly South America)where for certain underlyings it is not possible to demonstrate observability to these terms.
•Debt instruments referenced to certain illiquid interest rates, for which there is no reasonable market observability.
The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
The net amount recognised in profit and loss in 2021 arising from models whose significant inputs are unobservable market data (level 3) amounted to EUR 73 million profit (EUR 193 million profit in 2020 and EUR 85 million profit in 2019).
The table below shows the effect, at 31 December 2021 and 2020 on the fair value of the main financial instruments classified as level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	4bps - (4)bps	(0.09)%	(0.03)	0.03
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%	36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.80%	10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	103.10bps - 375.6bps	71.91%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)% - 6.5%	1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7% - 8.2%	(2.87)%	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91 (8.98)bps - TIIE91 +11.12bps	n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	—	—
IRS	Others	Others	0.05%	n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%	15.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.66%	(0.26)	0.26
Mortgage portfolio	Black Scholes model	Growth rate	0%- 5%	2.50%	(1.9)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(5.47)	4.92

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01	(0.56)	0.60
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.19)	1.19
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(123.1)	123.10
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(19.84)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 0.1%	0.12%	(0.07)	0.07
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1.00%	(13.12)	13.04
Loans	Forward estimation	Credit spread	77bps - 242bps	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(82.13)	82.13
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.5)	0.43
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Asset Swap Repo Model	Long-term repo spread	n.a	n.a.	(0.36)	—
iv. Recognition of fair value changes
As a general rule, changes in the carrying amount of financial assets and liabilities are recognised in the consolidated income statement. A distinction is made between the changes resulting from the accrual of interest and similar items, (which are recognised under Interest income or Interest expense, as appropriate), and those arising for other reasons, which are recognised at their net amount under 'Gains/losses on financial assets and liabilities'.
Adjustments due to changes in fair value arising from:
•'Financial assets at fair value with changes in other comprehensive income' are recorded temporarily, in the case of debt instruments in 'Other comprehensive income - Elements that can be reclassified to profit or loss - Financial assets at fair value with changes in other comprehensive income', while in the case of equity instruments are recorded in 'other comprehensive income - Elements that will not be reclassified to line item - Changes in the fair value of equity instruments valued at fair value with changes in other comprehensive income'.
Exchange differences on debt instruments measured at fair value with changes in other comprehensive income are recognised under 'Exchange Differences, net' of the consolidated income statement. Exchange differences on equity instruments, in which the irrevocable option of being measured at fair value with changes in other comprehensive income has been chosen, are recognised in 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income'.
•Items charged or credited to 'Items that may be reclassified to profit or loss – Financial assets at fair value through other comprehensive income' and 'Other comprehensive income – Items that may be reclassified to profit or loss – Exchange differences in equity' remain in the Group's consolidated equity until the asset giving rise to them is impaired or derecognised, at which time they are recognised in the consolidated income statement.
•Unrealised gains on Financial assets classified as Non-current assets held for sale because they form part of a disposal group or a discontinued operation are recognised in 'Other comprehensive income under Items that may be reclassified to profit or loss – Non-current assets held for sale'.
v. Hedging transactions
The consolidated entities use financial derivatives for the following purposes: i) to facilitate these instruments to customers who request them in the management of their market and credit risks; ii) to use these derivatives in the management of the risks of the Group entities’ own positions and assets and liabilities (hedging derivatives); and iii) to obtain gains from changes in the prices of these derivatives (derivatives).
Financial derivatives that do not qualify for hedge accounting are treated for accounting purposes as trading derivatives.
A derivative qualifies for hedge accounting if all the following conditions are met:
1.    The derivative hedges one of the following three types of exposure:
a.Changes in the fair value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (fair value hedge).
b.Changes in the estimated cash flows arising from financial assets and liabilities, commitments and highly probable forecast transactions (cash flow hedge).
c.The net investment in a foreign operation (hedge of a net investment in a foreign operation).
2.    It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:
a.At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (prospective effectiveness).
b.There is sufficient evidence that the hedge was actually effective during the whole life of the hedged item or position (retrospective effectiveness). To this end, the Group checks that the results of the hedge were within a range of 80% to 125% of the results of the hedged item.
3.    There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this hedge was expected to be achieved and measured, provided that this is consistent with the Group’s management of own risks.
The changes in value of financial instruments qualifying for hedge accounting are recognised as follows:
a.In fair value hedges, the gains or losses arising on both the hedging instruments and the hedged items attributable to the type of risk being hedged are recognised directly in the consolidated income statement.
In fair value hedges of interest rate risk on a portfolio of financial instruments, the gains or losses that arise on measuring the hedging instruments are recognised directly in the consolidated income statement, whereas the gains or losses due to changes in the fair value of the hedged amount (attributable to the hedged risk) are recognised in the consolidated income statement with a balancing entry under Changes in the fair value of hedged items in portfolio hedges of interest rate risk on the asset or liability side of the balance sheet, as appropriate.
b.    In cash flow hedges, the effective portion of the change in value of the hedging instrument is recognised temporarily in Other comprehensive income – under Items that may be reclassified to profit or loss – Hedging derivatives – Cash flow hedges (effective portion) until the forecast transactions occur, when it is recognised in the consolidated income statement, unless, if the forecast transactions result in the recognition of non-financial assets or liabilities, it is included in the cost of the non-financial asset or liability.
c.    In hedges of a net investment in a foreign operation, the gains or losses attributable to the portion of the hedging instruments qualifying as an effective hedge are recognised temporarily in Other comprehensive income under Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations until the gains or losses – on the hedged item are recognised in profit or loss.
d.    The ineffective portion of the gains or losses on the hedging instruments of cash flow hedges and hedges of a net investment in a foreign operation is recognised directly under 'Gains/losses on financial assets and liabilities (net)' in the consolidated income statement, in Gains or losses from hedge accounting, net.
If a derivative designated as a hedge no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, the derivative is classified for accounting purposes as a trading derivative.
When fair value hedge accounting is discontinued, the adjustments previously recognised on the hedged item are amortised to profit or loss at the effective interest rate recalculated at the date of hedge discontinuation. The adjustments must be fully amortised at maturity.
When cash flow hedge accounting is discontinued, any cumulative gain or loss on the hedging instrument recognised in equity under other comprehensive income 'Items that may be reclassified to profit or loss' (from the period when the hedge was effective) remains in this equity item until the forecast transaction occurs, at which time it is recognised in profit or loss, unless the transaction is no longer expected to occur, in which case the cumulative gain or loss is recognised immediately in profit or loss.
vi. Derivatives embedded in hybrid financial instruments
Derivatives embedded in other financial instruments or in other host contracts are accounted for separately as derivatives if their risks and characteristics are not closely related to those of the host contracts, provided that the host contracts are not classified as financial assets/liabilities designated at fair value through profit or loss or as 'Financial assets/liabilities held for trading'.

Derecognition of financial assets and liabilities	Derecognition of financial assets and liabilities
The accounting treatment of transfers of financial assets depends on the extent to which the risks and rewards associated with the transferred assets are transferred to third parties:
1.    If the Group transfers substantially all the risks and rewards to third parties unconditional -sale of financial assets, sale of financial assets under an agreement to repurchase them at their fair value at the date of repurchase, sale of financial assets with a purchased call option or written put option that is deeply out of the money, securitisation of assets in which the transferor does not retain a subordinated debt or grant any credit enhancement to the new holders, and other similar cases-, the transferred financial asset is derecognised and any rights or obligations retained or created in the transfer are recognised simultaneously.
2.    If the Group retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets under an agreement to repurchase them at a fixed price or at the sale price plus interest, a securities lending agreement in which the borrower undertakes to return the same or similar assets, and other similar cases-, the transferred financial asset is not derecognised and continues to be measured by the same criteria as those used before the transfer. However, the following items are recognised:
a.An associated financial liability, which is recognised for an amount equal to the consideration received and is subsequently measured at amortised cost, unless it meets the requirements for classification under 'Financial liabilities designated at fair value through profit or loss'.
b.The income from the transferred financial asset not derecognised and any expense incurred on the new financial liability, without offsetting.
3.    If the Group neither transfers nor retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets with a purchased call option or written put option that is not deeply in or out of the money, securitisation of assets in which the transferor retains a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases- the following distinction is made:
a.If the transferor does not retain control of the transferred financial asset, the asset is derecognised and any rights or obligations retained or created in the transfer are recognised.
b.If the transferor retains control of the transferred financial asset, it continues to recognise it for an amount equal to its exposure to changes in value and recognises a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and the associated liability is the amortised cost of the rights and obligations retained, if the transferred asset is measured at amortised cost, or the fair value of the rights and obligations retained, if the transferred asset is measured at fair value.
Accordingly, financial assets are only derecognised when the rights to the cash flows they generate have expired or when substantially all the inherent risks and rewards have been transferred to third parties. Similarly, financial liabilities are only derecognised when the obligations they generate have been extinguished or when they are acquired with the intention either to cancel them or to resell them.
Regarding contractual modifications of financial assets, Grupo Santander has differentiated them into two main categories in relation to the conditions under which a modification leads to a derecognition or disposal of the financial asset (and the recognition of a new financial asset) and those under which the accounting of the original financial instrument with the modified terms is maintained:
•Contractual modifications for commercial or market reasons, which are generally carried out at the request of the debtor to apply current market conditions to the debt. The new contract is considered a new transaction and, consequently, it is necessary to derecognize the original financial asset and recognize a new financial asset subject to the classification and measurement requirements established by IFRS 9. Also, the new financial asset will be recorded at fair value and, if applicable, the difference between the carrying amount of the asset derecognized and the fair value of the new asset will be recognized in profit or loss.
•Modifications due to refinancing or restructuring, in which the payment conditions are modified to allow a customer that is experiencing financial difficulties (current or foreseeable) to meet its payment obligations and that, if such modification had not been made, it would be reasonably certain that it would not be able to meet such payment obligations. In this case, the modification does not result in the derecognition of the financial asset, but rather the original financial asset is maintained and does not require a new assessment of its classification and measurement. When assessing credit impairment, the current credit risk (considering the modified cash flows) should be compared with the credit risk at initial recognition. Finally, the gross carrying amount of the financial asset (the present value of the renegotiated or modified contractual cash flows that are discounted at the original effective interest rate of the financial asset) should be recalculated, with a gain or loss recognized in profit or loss for the difference.

Offsetting of financial instruments	Offsetting of financial instrumentsFinancial asset and liability balances are offset, i.e. reported in the consolidated balance sheet at their net amount, only if the Group entities currently have a legally enforceable right to set off the recognised amounts and intend either to settle on a net basis, or to realise the asset and settle the liability simultaneously.
Impairment of financial assets	Impairment of financial assets
i. Definition
Grupo Santander associates an impairment in the value to financial assets measured at amortised cost, debt instruments measured at fair value with changes in other comprehensive income, lease receivables and commitments and guarantees granted that are not measured at fair value.
The impairment for expected credit losses is recorded with a charge to the consolidated income statement for the period in which the impairment arises. In the event of occurrence, the recoveries of previously recognised impairment losses are recorded in the consolidated income statement for the period in which the impairment no longer exists or is reduced.
In the case of purchased or originated credit-impaired assets, the Group only recognizes at the reporting date the changes in the expected credit losses during the life of the asset since the initial recognition as a credit loss. In the case of assets measured at fair value with changes in other comprehensive income, the changes in the fair value due to expected credit losses are charged in the consolidated income statement of the year where the change happened, reflecting the rest of the valuation in other comprehensive income.
As a rule, the expected credit loss is estimated as the difference between the contractual cash flows to be recovered and the expected cash flows discounted using the original effective interest rate. In the case of purchased or originated credit-impaired assets, this difference is discounted using the effective interest rate adjusted by credit rating.
Depending on the classification of financial instruments, which is mentioned in the following sections, the expected credit losses may be along 12 months or during the life of the financial instrument:
•12-month expected credit losses: arising from the potential default events, as defined in the following sections that are estimated to be likely to occur within the 12 months following the reporting date. These losses will be associated with financial assets classified as 'normal risk' as defined in the following sections.
•Expected credit losses over the life of the financial instrument: arising from the potential default events that are estimated to be likely to occur throughout the life of the financial instruments. These losses are associated with financial assets classified as 'normal risk under watchlist' or 'doubtful risk'.
With the purpose of estimating the expected life of the financial instrument all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g.: credit cards), the expected life is estimated through quantitative analyses to determine the period during which the entity is exposed to credit risk, also considering the effectiveness of management procedures that mitigate such exposure (e.g. the ability to unilaterally cancel such financial instruments, etc.).
The following constitute effective guarantees:
a)    Mortgage guarantees on housing as long as they are first duly constituted and registered in favour of the entity. The properties include:
i.Buildings and building elements, distinguishing among:
•Houses.
•Offices, stores and multi-purpose premises.
•Rest of buildings such as non-multi-purpose premises and hotels.
ii.Urban and developable ordered land.
iii. Rest of properties that classify as: buildings and building elements under construction, such as property development in progress and halted development, and the rest of land types, such as rustic lands.
b)    Collateral guarantees on financial instruments in the form of cash deposits and debt securities issued by creditworthy issuers.
c)    Other types of real guarantees, including properties received in guarantee and second and subsequent mortgages on properties, as long as the entity demonstrates its effectiveness. When assessing the effectiveness of the second and subsequent mortgages on properties the entity will implement particularly restrictive criteria. It will take into account, among others, whether the previous charges are in favour of the entity itself or not and the relationship between the risk guaranteed by them and the property value.
d)    Personal guarantees, as well as the incorporation of new owners, covering the entire amount of the financial instruments and implying direct and joint liability to the entity of persons or other entities whose solvency is sufficiently proven to ensure the repayment of the loan on the agreed terms.
The different aspects that the Group considers for the evaluation of effective guarantees are set out below in relation to the individual analysis.
ii. Financial instruments presentation
For the purposes of estimating the impairment amount, and in accordance with its internal policies, the Group classifies its financial instruments (financial assets, commitments and guarantees) measured at amortised cost or fair value through other comprehensive income in one of the following categories:
•Normal Risk ('stage 1'): includes all instruments that do not meet the requirements to be classified in the rest of the categories.
•Normal risk under watchlist ('stage 2'): includes all instruments that, without meeting the criteria for classification as doubtful or default risk, have experienced significant increases in credit risk since initial recognition.
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 53, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

In the case of forbearances, instruments classified as 'normal risk under watchlist' may be generally reclassified to 'normal risk' in the following circumstances: at least two years have elapsed from the date of reclassification to that category or from its forbearance date, the client has paid the accrued principal and interest balance, and the client has no other instruments with more than 30 days past due balances.
•Doubtful Risk ('stage 3'): includes financial instruments, overdue or not, in which, without meeting the circumstances to classify them in the category of default risk, there are reasonable doubts about their total repayment (principal and interests) by the client in the terms contractually agreed. Likewise, off-balance-sheet exposures whose payment is probable and their recovery doubtful are considered in stage 3. Within this category, two situations are differentiated:
–Doubtful risk for non-performing loans: financial instruments, irrespective of the client and guarantee, with balances more than 90 days past due for principal, interest or expenses contractually agreed.
This category also includes all loan balances for a client which overdue amount more than 90 days past due is greater than 20% of the loan receivable balance.
These instruments may be reclassified to other categories if, as a result of the collection of part of the past due balances, the reasons for their classification in this category do not remain and the client does not have balances more than 90 days past due in other loans.
–Doubtful risk for reasons other than non-performing loans: this category includes doubtful recovery financial instruments that are not more than 90 days past due.
Grupo Santander considers that a financial instrument to be doubtful for reasons other than delinquency when one or more combined events have occurred with a negative impact on the estimated future cash flows of the financial instrument. To this end, the following indicators, among others, are considered:
a)Negative net equity or decrease because of losses of the client's net equity by at least 50% during the last financial year.
b)Continued losses or significant decrease in revenue or, in general, in the client's recurring cash flows.
c)Generalised delay in payments or insufficient cash flows to service debts.
d)Significantly inadequate economic or financial structure or inability to obtain additional financing by the client.
e)Existence of an internal or external credit rating showing that the client is in default.
f)Existence of overdue customer commitments with a significant amount to public institutions or employees.
These financial instruments may be reclassified to other categories if, as a result of an individualised study, reasonable doubts do not remain about the total repayment under the contractually agreed terms and the client does not have balances with more than 90 days past due.
In the case of forbearances, instruments classified as doubtful risk may be reclassified to the category of 'normal risk under watchlist' when the following circumstances are present: a minimum period of one year has elapsed from the forbearance date, the client has paid the accrued principal and interest amounts, and the client has no other loan balance with more than 90 days past due.
•Default Risk: includes all financial assets, or part of them, for which, after an individualised analysis, their recovery is considered remote due to a notorious and irrecoverable deterioration of their solvency.
In any event, except in the case of financial instruments with effective collateral covering a substantial portion of the transaction amount, the Group generally consider as remote the following:
- Those operations that, after an individualized analysis, are categorized as unsustainable debt, assuming an irrecoverability of such debt.
- Transactions classified as doubtful due to non-performing loans with recovery costs that exceed the amounts receivable.
- The operations on which the award is executed. The queue of these operations shall be included under default risk, as the recovery of the flows, provided that no further guarantees associated with the operation remain after the award of the property.
- Those operations on which a deduction is made, the portion of the operation corresponding to that deduction, will be given as a balance at the time of signature.
A financial asset amount is maintained in the balance sheet until they are considered as a "default risk", either all or a part of it, and the write-off is registered against the balance sheet.
In the case of operations that have only been partially derecognised, for forgiveness reasons or because part of the total balance is considered unrecoverable, the remaining amount shall be fully classified in the category of 'doubtful risk', except where duly justified.
The classification of a financial asset, or part of it, as a 'default risk' does not involve the disruption of negotiations and legal proceedings to recover the amount.
iii. Impairment valuation assessment
Grupo Santander has policies, methods and procedures in place to hedge its credit risk, both due to the insolvency attributable to counterparties and its residence in a specific country.
These policies, methods and procedures are applied in the concession, study and documentation of financial assets, commitments and guarantees, as well as in the identification of their impairment and in the calculation of the amounts needed to cover their credit risk.
The asset impairment model in IFRS 9 applies to financial assets measured at amortised cost, debt instruments at fair value with changes in other comprehensive income, lease receivables and commitments and guarantees granted that are not measured at fair value.
The impairment represents the best estimation of the financial assets expected credit losses at the balance sheet date, assessed both individually and collectively.
•Individually: for the purposes of estimating the provisions for credit risk arising from the insolvency of a financial instrument, the Group individually assesses impairment by estimating the expected credit losses on those financial instruments that are considered to be significant and with sufficient information to make such an estimate.
Therefore, this classification mostly includes wholesale banking customers —Corporations, specialised financing— as well as some of the largest companies —Chartered and real estate developers— from retail banking. The determination of the perimeter in which the individualised estimate is applied is detailed in a later section.
The individually assessed impairment estimate is equal to the difference between the gross carrying amount of the financial instrument and the estimated value of the expected cash flows receivable discounted using the original effective interest rate of the transaction. The estimate of these cash flows takes into account all available information on the financial asset and the effective guarantees associated with that asset. This estimation process is detailed below.
•Collectively: the Group also assesses impairment by estimating the expected credit losses collectively in cases where they are not assessed on an individual basis. This includes, for example, loans with individuals, sole proprietors or businesses in retail banking subject to a standardised risk management.
For the purposes of the collective assessment of expected credit losses, the Group has consistent and reliable internal models. For the development of these models, instruments with similar credit risk characteristics that are indicative of the debtors' capacity to pay are considered.
The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor's sector of activity, geographical area of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.
Grupo Santander performs retrospective and monitoring tests to evaluate the reasonableness of the collective estimate.
On the other hand, the methodology required to estimate the expected credit loss due to credit events is based on an unbiased and weighted consideration by the probability of occurrence of a series of scenarios, considering a range of three to five possible future scenarios, depending on the characteristics of each unit, which could have an impact on the collection of contractual cash flows, always taking into account the time value of money, as well as all available and relevant information on past events, current conditions and forecasts of the evolution of macroeconomic scenarios that are shown to be relevant for the estimation of this amount (for example: GDP (Gross Domestic Product), housing price, unemployment rate, etc.).
The estimation of expected losses requires expert judgment and the support of historical, current and future information. The probability of loss is measured considering past events, the present situation and future trends of macroeconomic scenarios.
Grupo Santander uses forward-looking information in both internal risk management and prudential regulation processes, so that for the calculation of the impairment loss allowance, various scenarios are incorporated that take advantage of the experience with such information, thus ensuring consistency in obtaining the expected loss.
The challenge of the exercise has focused on the uncertainty of the economic outlook caused by the covid-19 crisis, coupled with a complex environment for value creation.
Grupo Santander has internally ensured the criteria to be followed for guarantees received from government bodies, both through credit lines and other public guarantees, so that when they are adequately reflected in each of the contracts, they are recognised as mitigating factors of the potential expected losses, and therefore of the provisions to be recognised, based on the provisions of the applicable standard (IFRS 9 Par. B5.5.55). Furthermore, where applicable, these guarantees are appropriately reflected in the mitigation of the significant increase in risk, considering their nature as personal guarantees.
For the estimation of the parameters used in the estimation of impairment provisions -EAD (exposure at default), PD (probability of default), LGD (loss given default)-, the Group based its experience in developing internal models for the estimation of parameters both in the regulatory area and for management purposes, adapting the development of the impairment provision models under IFRS 9.
•Exposure at default: is the amount of estimated risk incurred at the time of the counterparty's analysis.
•Probability of default: is the estimated probability that the counterparty will default on its principal and/or interest payment obligations.
•Loss given default: is the estimate of the severity of the loss incurred in the event of non-compliance. It depends mainly on the updating of the guarantees associated with the operation and the future cash flows that are expected to be recovered.
In any case, when estimating the flows expected to be recovered, portfolio sales are included. It should be noted that due to the Group's recovery policy and the experience observed in relation to the prices of past sales of assets classified as stage 3 and/or default risk, there is no substantial divergence between the flows obtained from recoveries after performing recovery management of the assets with those obtained from the sale of portfolios of assets discounting structural expenses and other costs incurred.
The definition of default implemented by the Group for the purpose of calculating the impairment provision models is based on the definition in Article 178 of Regulation 575/2013 of the European Union (CRR), which is fully aligned with the requirements of IFRS 9, which considers that a 'default' exists in relation to a specific customer/contract when at least one of the following circumstances exists: the entity considers that there are reasonable doubts about the payment of all its credit obligations or that the customer/contract is in an irregular situation for more than 90 days with respect to any significant credit obligation.
Grupo Santander will partially and voluntarily align during 2022 the accounting definition of Stage 3, as well as for the calculation of impairment provision models, to the New Definition of Default, incorporating the criteria defined by the EBA in its implementation guide of the definition of default, capturing the economic deterioration of the operations (days in default - on a daily basis - and materiality thresholds - minimum amount in arrears). The alignment of criteria will be done taking into account the criteria of IFRS 9 as well as the accounting principles of unbiased presentation of financial information. The expected increase in the default rate is estimated at around 24 basis points, with no material impact on the provision figures for credit risk.
In addition, the Group considers the risk generated in all cross-border transactions due to circumstances other than the usual commercial risk of insolvency (sovereign risk, transfer risk or risks arising from international financial activity, such as wars, natural catastrophes, balance of payments crisis, etc.).
IFRS 9 includes a series of practical solutions that can be implemented by entities, with the aim of facilitating its implementation. However, in order to achieve a complete and high-level implementation of the standard, and following the best practices of the industry, the Group does not apply these practical solutions in a generalised manner:
–Rebuttable presumption that the credit risk has increased significantly, when payments are more than 30 days past due: this threshold is used as an additional, but not primary, indicator of significant risk increase. Additionally, there may be cases in the Group where its use has been rebutted as a result of studies that show a low correlation of the significant risk increase with this past due threshold. The volume rebutted does not exceed 0.1% of the Group's total exposure.
–Assets with low credit risk at the reporting date: the Group assesses the existence of significant risk increase in all its financial instruments.
This information is provided in more detail in note 53 b.
iv. Detail of individual estimate of impairment
For the individual estimate of the assessment for impairment of the financial asset, the Group has a specific methodology to estimate the value of the cash flows expected to be collected:
•Recovery through the debtor's ordinary activities (going approach).
•Recovery through the execution and sale of the collateral guaranteeing the operations (gone approach).
Gone approach:
a. Evaluation of the effectiveness of guarantees
Grupo Santander assesses the effectiveness of all the guarantees associated considering the following:
•The time required to execute these guarantees.
•Grupo Santander's ability to enforce or assert these guarantees in its favour.
•The existence of limitations imposed by each local unit´s regulation on the foreclosure of collateral.
Under no circumstances the Group considers that a guarantee is effective if its effectiveness depends substantially on the solvency of the debtor, as could be the case:
•Promises of shares or other securities of the debtor himself when their valuation may be significantly affected by a debtor's default.
•Personal cross-collateralisation: when the guarantor of a transaction is, at the same time, guaranteed by the holder of that transaction.
On the basis of the foregoing, the following types of guarantees are considered to be effective:
•Mortgage guarantees on properties, which are first charge, duly constituted and registered. Real estate includes:
–Buildings and finished building elements.
–Urban and developable land in order.
–Other real estate, including buildings under construction, developments in progress or at a standstill, and other land, such as rural properties.
•Pledges on financial instruments such as cash deposits, debt securities of reputable issuers or equity instruments.
•Other types of security interests, including movable property received as security and second and subsequent mortgages on real state , provided that they are proven to be effective under particularly restrictive criteria.
•Personal guarantees, including new holders, covering the entire amount and involving direct and joint liability to the entity, from persons or entities whose equity solvency ensures repayment of the transaction under the agreed terms.
b. Valuation of guarantees
Grupo Santander assesses the guarantees on the basis of their nature in accordance with the following:
•Mortgage guarantees on properties associated with financial instruments, using a complete individual valuations carried out by independent valuation experts and under generally accepted valuation standards. If this is not possible, alternative valuations are used with duly documented and approved internal valuation models.
•Personal guarantees are valued individually on the basis of the guarantor´s updated information.
•The rest of the guarantees are valued based on current market values.
c. Adjustments to the value of guarantees and estimation of future cash flow inflows and outflows
Grupo Santander applies a series of adjustments to the value of the guarantees in order to improve the reference values:
•Adjustments based on the historical sales experience of local units for certain types of assets.
•Individual expert adjustments based on additional management information.
Likewise, to adjust the value of the guarantees, the time value of money is taken into account based on the historical experience of each of the units, estimating:
•Period of adjudication.
•Estimated time of sale of the asset.
In addition, the Group takes into account all those cash inflows and outflows linked to that guarantee until it is sold:
•Possible future income commitments in favour of the borrower which will available after the asset is awarded.
•Estimated foreclosure costs.
•Asset maintenance costs, taxes and community costs.
•Estimated marketing or sales costs.
Finally, since it is considered that the guarantee will be sold in the future, the Group applies an additional adjustment ('index forward') in order to adjust the value of the guarantees to future valuation expectations.
v. Impairment individual assessment scope
Grupo Santander determines the perimeter over which it makes an estimate of the assessment for impairment on an individual basis based on a relevance threshold set by each of the geographical areas and the stage in which the operations are located. In general, the Group applies the individualised calculation of expected losses to the significant exposures classified in stage 3, although Banco Santander, S.A. has also extended its analyses to some of the exposures classified in stage 2.
It should be noted that, in any case and irrespective of the stage in which their transactions are carried out, for customers who do not receive standardised treatment, a relational risk management model is applied, with individualised treatment and monitoring by the assigned risk analyst. In addition to wholesale customers (Santander Corporate & Investment Banking or SCIB) and large companies, this relational management model also includes other segments of smaller companies for which there is information and capacity for more personalised and expert analysis and monitoring. As indicated in the Group's wholesale credit model, the individual treatment of the client facilitates the continuous updating of information. The risk assumed must be followed and monitored throughout its life cycle, enabling anticipation and action to be taken in the event of possible impairments. In this way, the customer's credit quality is analysed individually, taking into account specific aspects such as his competitive position, financial performance, management, etc. In the wholesale risk management model, every customer with a credit risk position is assigned a rating, which has an associated probability of customer default. Thus, individual analysis of the debtor triggers a specific rating for each customer, which determines the appropriate parameters for calculating the expected loss, so that it is the rating itself that initially modulates the necessary coverage, adjusting the severity of the possible loss to the guarantees and other mitigating factors that the customer may have available. In addition, if as a result of this individualised monitoring of the customer, the analyst finally considers that his coverage is not sufficient, he has the necessary mechanisms to adjust it under his expert judgement, always under the appropriate governance.

Repurchase agreements and reverse repurchase agreements	Repurchase agreements and reverse repurchase agreements
Purchases (sales) of financial instruments under a non-optional resale (repurchase) agreement at a fixed price (repos) are recognised in the consolidated balance sheet as financing granted (received), based on the nature of the debtor (creditor), under 'Loans and advances with central banks', 'Loans and advances to credit institutions' or 'Loans and advances to customers' (Deposits from central banks, Deposits from credit institutions or Customer deposits).
Differences between the purchase and sale prices are recognised as interest over the contract term.

Non-current assets and liabilities associated with non-current assets held for sale	'Non-current assets' and 'liabilities associated with non-current assets held for sale'
'Non-current assets held for sale' includes the carrying amount of individual items, disposal groups or items forming part of a business unit earmarked for disposal (discontinued operations), whose sale in their present condition is highly likely to be completed within one year from the reporting date. Therefore, the recovery of the carrying amount of these items -which can be of a financial nature or otherwise- will foreseeably be effected through the proceeds from their disposal.
Specifically, property or other non-current assets received by the consolidated entities as total or partial settlement of their debtors’ payment obligations to them are deemed to be 'Non-current assets held for sale', unless the consolidated entities have decided to make continuing use of these assets. In this connection, for the purpose of its consideration in the initial recognition of these assets, the Group obtains, at the foreclosure date, the fair value of the related asset through a request for appraisal by external appraisal agencies.
Grupo Santander has in place a corporate policy that ensures the professional competence and the independence and objectivity of the external appraisal agencies, in accordance with the regulations, which require appraisal agencies to meet independence, neutrality and credibility requirements, so that the use of their estimates does not reduce the reliability of its valuations. This policy establishes that all the appraisal companies and agencies with which the Group works in Spain should be registered in the Official Register of the Bank of Spain and that the appraisals performed by them should follow the methodology established in Ministry of Economy Order ECO/805/2003, of 27 March. The main appraisal companies and agencies with which the Group worked in Spain in 2021 are as follows: Gloval Valuation, S.A.U., Tinsa Tasaciones Inmobiliarias, S.A.U., Gesvalt Sociedad de Tasacion, S.A. and Sociedad de tasacion, S.A.
Also, this policy establishes that the various subsidiaries abroad work with appraisal companies that have recent experience in the area and the type of asset under appraisal and meet the independence requirements established in the corporate policy. They should verify, inter alia, that the appraisal company is not a party related to the Group and that its billings to the Group in the last twelve months do not exceed 15% of the appraisal company’s total billings.
'Liabilities associated with non-current assets held for sale' includes the balances payable arising from the assets held for sale or disposal groups and from discontinued operations.
'Non-current assets and disposal groups of items that have been classified as held for sale' are generally recognised at the date of their allocation to this category and are subsequently valued at the lower of their fair value less costs to sell or its book value. 'Non-current assets and disposal groups of items that are classified as held for sale' are not amortised as long as they remain in this category.

1.The assets in a situation of 'stopped development' are included under 'land'
At 31 December 2021 the fair value less costs to sell of non-current assets held for sale exceeded their carrying amount by EUR 567 million (EUR 560 million at 31 December 2020); however, in accordance with the accounting standards, this unrealised gain could not be recognised.
The valuation of the portfolio of non-current assets held for sale has been made in compliance with the requirements of International Financial Reporting Standards in relation to the estimate of the fair value of tangible assets and the value-in-use of financial assets.
The value of the portfolio is determined as the sum of the values of the individual elements that compose the portfolio, without considering any total or batch grouping in order to correct the individual values.
Banco Santander, in compliance with Bank of Spain Circular 4/2017, and subsequent amendments, on public and private financial reporting standards and financial statement models, has developed a methodology that enables it to estimate the fair value and costs of sale of assets foreclosed or received in payment of debts. This methodology is based on the classification of the portfolio of foreclosed assets into different segments. Segmentation enables the intrinsic characteristics of Banco Santander's portfolio of foreclosed assets to be differentiated, so that assets with homogeneous characteristics are grouped by segment.
Thus, the portfolio is segmented into (i) finished assets of a residential and tertiary nature, (ii) developments in progress and (iii) land1.
In determining the critical segments in the overall portfolio, assets are classified on the basis of the nature of the asset and its stage of development. This segmentation is made in order to seek the liquidation of the asset (which should be carried out in the shortest possible time).
When making decisions, the situation and/or characteristics of the asset are fundamentally taken into account, as well as the evaluation of all the determining factors that favour the recovery of the debt. For them, the following aspects are analyzed, among others:
•The time that has elapsed since the adjudication.
•The transferability and contingencies of the foreclosed asset.
•The economic viability from the real estate point of view with the necessary investment estimate.
•The expenses that may arise from the marketing process.
•The offers received, as well as the difficulties in finding buyers.
In the case of real estate assets foreclosed in Spain, which represent 91% of the Group’s total non-current assets held for sale, the valuation of the portfolio is carried out by applying the following models:
•Market Value Model used in the valuation of finished properties of a residential nature (mainly homes and car parks) and properties of a tertiary nature (offices, commercial premises and multipurpose buildings). For the valuation of finished assets whose availability for sale is immediate, a market sale value provided by a third party external to Banco Santander is considered, calculated under the AVM methodology by the comparable properties method adjusted by our experience in selling similar assets, given the term, price, volume, trend in the value of these assets and the time elapsing until their sale and discounting the estimated costs of sale.
The market value is determined on the basis of the definition established by the International Valuation Standards drawn up by the IVSC (International Valuation Standards Council), understood as the estimated amount for which an asset or a liability should be exchanged on the measurement date between a willing buyer and a willing seller, in an arm's length transaction, after appropriate marketing, and in which the parties have acted with sufficient information, prudently and without coercion.
The current market value of the properties is estimated on the basis of automated valuations obtained by taking comparable properties as a reference; simulating the procedure carried out by an appraiser in a physical valuation according to Order ECO 805/2003: selection of properties and obtaining the unit value by applying homogenisation adjustments. The selection of the properties is carried out by location within the same real estate cluster and according to the characteristics of the properties, filtering by type[2], surface area range and age. The model enables a distinction to be made within the municipality under study as to which areas are similar and comparable and therefore have a similar value in the property market, discriminating between which properties are good comparators and which are not.
Adjustments to homogenize the properties are made according to: (i) the age of the property according to the age of the property to be valued, (ii) the deviation of the built area from the common area with respect to the property to be valued and (iii) by age of the date of capture of the property according to the price evolution index of the real estate market.
In addition, for individually significant assets, complete individual valuations are carried out, including a visit to the asset, market analysis (data relating to supply, demand, current sale or rental price ranges and supply-demand and revaluation expectations) and an estimate of expected income and costs.

2. Assets qualified as protected housing are taken into account. The maximum legal value of these assets is determined by the VPO module, obtained from the result of multiplying the State Basic Module (MBE) by a zone coefficient determined by each autonomous community. To carry out the valuation of a protected property, the useful surface area is used in accordance with current regulations.
For this segmentation of assets, when they are completed, the real costs are known and the actual expenses for the marketing and sale of the asset must be taken into account. Therefore, Banco Santander uses the actual costs in its calculation engine or, failing that, those estimated on the basis of its observed experience.
•Market Value Model according to Evolution of Market Values used to update the valuation of developments in progress. The valuation model estimates the current market value of the properties based on complete individual valuations by third parties, calculated from the values of the feasibility studies and development costs of the promotion, as well as the selling costs, distinguishing by location, size and type of property. The inputs used in the valuation model for residential assets under construction are actual revenues and costs.
For this purpose, in order to calculate the investment flows, Banco Santander considers, on the basis of the feasibility studies, the expenditure required for construction, the professional fees relating to the project and to project management, the premiums for mandatory building insurance, the developer's administrative expenses, licenses, taxes on new construction and fees, and urban development charges.
With respect to the calculation of income flows, Banco Santander takes into account the square metres built, the number of homes under construction and the estimated selling price over 1.5 years.
The market value will be the result of the difference between the income flows and the investment flows estimated at each moment.
•Land Valuation model. The methodology followed by the Group regarding land valuation consists of updating the individual reference valuation of each of the land on an annual basis, through updated valuation valuations carried out by independent professionals and following the methodology established in the OM (Ministerial Order) ECO/805/2003, of 27 March, whose main verifications in the case of land valuation, regardless of the degree of urbanisation of the land, correspond to:
–Visual verification of the assessed property.
–Registry description.
–Urban planning.
–Visible easements.
–Visible state of occupation, possession, use and exploitation.
–Protection regime.
–Apparent state of preservation.
–Correspondence with cadastral property.
–Existence of expropriation procedure, expropriation plan or project, administrative resolution or file that may lead to expropriation.
–Expiry of the urbanization or building deadlines.
–Existence of a procedure for failure to comply with obligations.
–Verification of surfaces.
For the purposes of valuation, the land will be classified in the following levels:
–Level I: It will include all the lands that do not belong to level II.
–Level II: It shall include land classified as undeveloped where building is not allowed for uses other than agriculture, forestry, livestock or linked to an economic exploitation permitted by the regulations in force. Also included are lands classified as developable that are not included in a development area of urban planning or that, in such an area, the conditions for its development have not been defined.
In those cases where the Group does not have an updated reference value through an ECO valuation for the current year, we use as a reference value the latest available ECO valuation reduced or corrected by the average annual coverage ratio of the land on which we have obtained an updated reference value, through an ECO valuation.
Grupo Santander applies a discount to the aforementioned reference values that takes into account both the discount on the reference value in the sales process and the estimated costs of marketing or selling the land:
Discount on reference value = % discount on sales + % marketing costs being:
–% discount on Sales: = 100 - (sales price / updated appraisal value).
–marketing costs: calculated on the basis of our historical experience in sales and in accordance with the marketing management fees negotiated with our suppliers of this type of service.
In this way the Group obtains the corrected market value, an amount that we compare with the net cost of each piece of land to determine its correct valuation and conclude with our valuation process.
In addition, in relation to the previously mentioned valuations, less costs to sell, are contrasted with the sales experience of each type of asset in order to confirm that there is no significant difference between the sale price and the valuation.
Impairment losses on an asset or disposal group arising from a reduction in its carrying amount to its fair value (less costs to sell) are recognised under 'Gains or (losses) on non-current assets held for sale not classified as discontinued operations' in the consolidated income statement.
The gains on a non-current asset held for sale resulting from subsequent increases in fair value (less costs to sell) increase its carrying amount and are recognised in the consolidated income statement up to an amount equal to the impairment losses previously recognised.

Assets under insurance or reinsurance contracts and liabilities under insurance or reinsurance contracts	Assets under insurance or reinsurance contracts and Liabilities under insurance or reinsurance contracts
Insurance contracts involve the transfer of a certain quantifiable risk in exchange for a periodic or one-off premium. The effects on the Group’s cash flows will arise from a deviation in the payments forecast and/or an insufficiency in the premium set.
The Group controls its insurance risk as follows:
•By applying a strict methodology in the launch of products and in the assignment of value thereto.
•By using deterministic and stochastic actuarial models for measuring commitments.
•By using reinsurance as a risk mitigation technique as part of the credit quality guidelines in line with the Group’s general risk policy.
•By establishing an operating framework for credit risks.
•By actively managing asset and liability matching.
•By applying security measures in processes.
Reinsurance assets includes the amounts that the consolidated entities are entitled to receive for reinsurance contracts with third parties and, specifically, the reinsurer’s share of the technical provisions recorded by the consolidated insurance entities.
At least once a year these assets are reviewed to ascertain whether they are impaired (i.e. there is objective evidence, as a result of an event that occurred after initial recognition of the reinsurance asset, that Grupo Santander may not receive all amounts due to it under the terms of the contract and the amount that will not be received can be reliably measured), and any impairment loss is recognised in the consolidated income statement and the assets are written down.
'Liabilities under insurance contracts' includes the technical provisions recorded by the consolidated entities to cover claims arising from insurance contracts in force at year-end.
Insurers’ results relating to their insurance business are recognised, according to their nature, under the related consolidated income statement items.
In accordance with standard accounting practice in the insurance industry, the consolidated insurance entities credit to the income statement the amounts of the premiums written and charge to income the cost of the claims incurred on final settlement thereof. Insurance entities are therefore required to accrue at period-end the unearned revenues credited to their income statements and the accrued costs not charged to income.
At least at each reporting date the Group assesses whether the insurance contract liabilities recognised in the consolidated balance sheet are adequate. For this purpose, it calculates the difference between the following amounts:
•Current estimates of future cash flows under the insurance contracts of the consolidated entities. These estimates include all contractual cash flows and any related cash flows, such as claims handling costs.
•The carrying amount recognised in the consolidated balance sheet of its insurance contract liabilities (see note 15), less any related deferred acquisition costs or related intangible assets, such as the amount paid to acquire, in the event of purchase by the entity, the economic rights held by a broker deriving from policies in the entity’s portfolio.
If the calculation results in a positive amount, this deficiency is charged to the consolidated income statement. When unrealised gains or losses on assets of the Group’s insurance companies affect the measurement of liabilities under insurance contracts and/or the related deferred acquisition costs and/or the related intangible assets, these gains or losses are recognised directly in equity. The corresponding adjustment in the liabilities under insurance contracts (or in the deferred acquisition costs or in intangible assets) is also recognised in equity.
The most significant items forming part of the technical provisions (see note 15) are detailed below:
•Non-life insurance provisions:
i)    Provision for unearned premiums: relates to the portion of the premiums received at year-end that is allocable to the period from the reporting date to the end of the policy cover period.
ii)    Provisions for unexpired risks: this supplements the provision for unearned premiums to the extent that the amount of the latter is not sufficient to reflect all the assessed risks and expenses to be covered by the insurance companies in the policy period not elapsed at the reporting date.
•Life insurance provisions: represent the value of the net obligations acquired vis-à-vis life insurance policyholders. These provisions include:
i)    Provision for unearned premiums and unexpired risks: this relates to the portion of the premiums received at year-end that is allocable to the period from the reporting date to the end of the policy cover period.
ii)    Mathematical provisions: these relate to the value of the insurance companies’ obligations, net of the policyholders’ obligations. These provisions are calculated on a policy-by-policy basis using an individual capitalisation system, taking as a basis for the calculation the premium accrued in the year, and in accordance with the technical bases of each type of insurance updated, where appropriate, by the local mortality tables.
•Provision for claims outstanding: this reflects the total obligations outstanding arising from claims incurred prior to the reporting date. This provision is calculated as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid and all the amounts already paid in relation to such claims.
•Provision for bonuses and rebates: this provision includes the amount of the bonuses accruing to policyholders, insureds or beneficiaries and that of any premiums to be returned to policyholders or insureds, to the extent that such amounts have not been assigned at the reporting date. These amounts are calculated on the basis of the conditions of the related individual policies.
•Technical provisions for life insurance policies where the investment risk is borne by the policyholders: these provisions are calculated on the basis of the indices established as a reference to determine the economic value of the policyholders’ rights.

Tangible assets	Tangible assets
Tangible assets includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Tangible assets are classified by use as follows:
i. Property, plant and equipment for own use
Property, plant and equipment for own use – including tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing receivables from third parties which are intended to be held for continuing use and tangible assets acquired under finance leases– are presented at acquisition cost, less the related accumulated depreciation and any estimated impairment losses (carrying amount higher than recoverable amount).
Depreciation is calculated, using the straight-line method, on the basis of the acquisition cost of the assets less their residual value. The land on which the buildings and other structures stand has an indefinite life and, therefore, is not depreciated.
The period tangible asset depreciation charge is recognised in the consolidated income statement and is calculated using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Average annual rate
Buildings for own use	2.7%
Furniture	8.5%
Fixtures	8.5%
Office and IT equipment	23.8%
Lease use rights	Less than the lease term or the useful life of the underlying asset
At the end of each reporting period, consolidated entities assess whether there is any indication that the carrying amount of an asset exceeds its recoverable amount, in which case they write down the carrying amount of the asset to its recoverable amount and adjust future depreciation charges in proportion to its adjusted carrying amount and to its new remaining useful life, if the useful life needs to be re-estimated.
Similarly, if there is an indication of a recovery in the value of a tangible asset, the consolidated entities recognise the reversal of the impairment loss recognised in prior periods and adjust the future depreciation charges accordingly. In no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognised in prior years.
The estimated useful lives of the items of property, plant and equipment for own use are reviewed at least at the end of the reporting period with a view to detecting significant changes therein. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recognised in the consolidated income statement in future years on the basis of the new useful lives.
Upkeep and maintenance expenses relating to property, plant and equipment for own use are recognised as an expense in the period in which they are incurred, since they do not increase the useful lives of the assets.
ii. Investment property
'Investment property' reflects the net values of the land, buildings and other structures held either to earn rentals or for obtaining profits by sales due to future increase in market prices.
The criteria used to recognise the acquisition cost of investment property, to calculate its depreciation and its estimated useful life and to recognise any impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.
In order to evaluate the possible impairment Grupo Santander determines periodically the fair value of its investment property so that, at the end of the reporting period, the fair value reflects the market conditions of the investment property at that date. This fair value is determined annually, taking as benchmarks the valuations performed by independent experts. The methodology used to determine the fair value of investment property is selected based on the status of the asset in question; thus, for properties earmarked for lease, the valuations are performed using the sales comparison approach, whereas for leased properties the valuations are made primarily using the income capitalisation approach and, exceptionally, the sales comparison approach.
In the sales comparison approach, the property market segment for comparable properties is analysed, inter alia, and, based on specific information on actual transactions and firm offers, current prices are obtained for cash sales of those properties. The valuations performed using this approach are considered as level 2 valuations.
In the income capitalisation approach, the cash flows estimated to be obtained over the useful life of the property are discounted taking into account factors that may influence the amount and actual obtainment thereof, such as: (i) the payments that are normally received on comparable properties; (ii) current and probable future occupancy; (iii) the current or foreseeable default rate on payments. The valuations performed using this approach are considered as Level 3 valuations, since significant unobservable inputs are used, such as current and probable future occupancy and/or the current or foreseeable default rate on payments.
iii. Assets leased out under an operating lease
'Property, plant and equipment' - Leased out under an operating lease reflects the amount of the tangible assets, other than land and buildings, leased out by the Group under an operating lease.
The criteria used to recognise the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognise the impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.

Accounting for leases	Accounting for leases
On 1 January 2019, Grupo Santander changed the accounting policy for leases when acting as a lessee (see note 1.d).
The main aspects contained in the regulation (IFRS 16) adopted by the Group are included below:
When the Group acts as lessee, it recognises a right-of-use asset representing its right to use the underlying leased asset with a corresponding lease liability on the date on which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and the finance charge. The finance charge is allocated to the income statement during the term of the lease in such a way as to produce a constant periodic interest rate on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the useful life of the asset or the lease term, whichever is shorter, on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is amortized over the useful life of the underlying asset.
Assets and liabilities arising from a lease are initially measured at present value. Lease liabilities include the net present value of the following lease payments:
–Fixed payments (including inflation-linked payments), less any lease incentive receivable
–Variable lease payments that depend on an index or rate.
–The amounts expected to be paid by the lessee under residual value guarantees.
–The exercise price of a purchase option if the lessee is reasonably certain that it will exercise that option.
–Lease termination penalty payments, if the term of the lease reflects the lessee's exercise of that option.
Lease payments are discounted using the interest rate implicit in the lease. Given in certain situations this interest rate cannot be obtained, the discount rate used in this cases, is the lessee's incremental borrowing rate at the related date. For this purpose, the entity has calculated this incremental borrowing rate taking as reference the listed debt instruments issued by the Group; in this regard, the Group has estimated different interest rate curves depending on the currency and economic environment in which the contracts are located.
In order to construct the incremental borrowing rate, a methodology has been developed at the corporate level. This methodology is based on the need for each entity to consider its economic and financial situation, for which the following factors must be considered:
–Economic and political situation (country risk).
–Credit risk of the company.
–Monetary policy.
–Volume and seniority of the company’s debt instrument issues.
The incremental borrowing rate is defined as the interest rate that a lessee would have to pay for borrowing, given a similar period to the duration of the lease and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. The Group entities have a wide stock and variety of financing instruments issued in different currencies to that of the euro (pound, dollar, etc.) that provide sufficient information to be able to determine an "all in rate" (reference rate plus adjustment for credit spread at different terms and in different currencies). In circumstances, where the leasing company has its own financing, this has been used as the starting point for determining the incremental borrowing rate. On the other hand, for those Grupo Santander entities that do not have their own financing, the information from the financing of the consolidated subgroup to which they belong was used as the starting point for estimating the entity's curve, analysing other factors to assess whether it is necessary to make any type of negative or positive adjustment to the initially estimated credit spread.
Right-of-use assets are valued at cost which includes the following:
–The amount of the initial measurement of the lease liability.
–Any lease payment made at or before the commencement date less any lease incentive received.
–Any initial direct costs.
–Restoration costs.
The Group recognises the payments associated with short-term leases and leases of low-value assets on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term less than or equal to 12 months (a lease that contains a purchase option is not a short term lease).

Intangible assets	Intangible assets
Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance which arise as a result of a legal transaction or which are developed internally by the consolidated entities.
Only assets whose cost can be estimated reliably and from which the consolidated entities consider it probable that future economic benefits will be generated are recognised.
Intangible assets are recognised initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortisation and any accumulated impairment losses.
i. Goodwill
Any excess of the cost of the investments in the consolidated entities and entities accounted for using the equity method over the corresponding underlying carrying amounts acquired, adjusted at the date of first-time consolidation, is allocated as follows:
•If it is attributable to specific assets and liabilities of the companies acquired, by increasing the value of the assets (or reducing the value of the liabilities) whose fair values were higher (lower) than the carrying amounts at which they had been recognised in the acquired entities’ balance sheets.
▪If it is attributable to specific intangible assets, by recognising it explicitly in the consolidated balance sheet provided that the fair value of these assets within twelve months following the date of acquisition can be measured reliably.
▪The remaining amount is recognised as goodwill, which is allocated to one or more cash-generating units (CGUs) (a cash-generating unit is the smallest identifiable group of assets that, as a result of continuing operation, generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets). The cash-generating units represent the Group’s geographical and/or business segments.
Goodwill (only recognised when it has been acquired by consideration) represents, therefore, a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that are not capable of being individually identified and separately recognised.
At the end of each annual reporting period or whenever there is any indication of impairment goodwill is reviewed for impairment (i.e. a reduction in its recoverable amount to below its carrying amount) and, if there is any impairment, the goodwill is written down with a charge to 'Impairment or reversal of impairment on non-financial assets, net - Intangible assets' in the consolidated income statement.
An impairment loss recognised for goodwill is not reversed in a subsequent period.
In the event of sale or departure of an activity that is part of a CGU, the part of the goodwill that can be assigned to said activity would be written-off, taking as a reference the relative value of the same over the total of the CGU at the time of sale or abandonment. If applicable, the distribution by currency of the remaining goodwill will be performed based on the relative values of the remaining activities.
ii. Other intangible assets
Other intangible assets includes the amount of identifiable intangible assets, such as purchased customer lists and computer software.
Other intangible assets can have an indefinite useful life -when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities- or a finite useful life, in all other cases.
Intangible assets with indefinite useful lives are not amortised, but rather at the end of each reporting period or whenever there is any indication of impairment the consolidated entities review the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps.
Intangible assets with finite useful lives are amortised over those useful lives using methods similar to those used to depreciate tangible assets.
The intangible asset amortisation charge is recognised under 'Depreciation and amortisation' in the consolidated income statement.
In both cases the consolidated entities recognise any impairment loss on the carrying amount of these assets with a charge to 'Impairment or reversal of impairment on non-financial assets, net - Intangible assets in the consolidated' income statement.
The criteria used to recognise the impairment losses on these assets and, where applicable, the reversal of impairment losses recognised in prior years are similar to those used for tangible assets (see note 2.k).
Internally developed computer software
Internally developed computer software is recognised as an intangible asset if, among other requisites (basically the Group’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.
Expenditure on research activities is recognised as an expense in the year in which it is incurred and cannot be subsequently capitalised into the carrying amount of the intangible asset.

Other assets	Other assets'Other assets' in the consolidated balance sheet includes the amount of assets not recorded in other items, the breakdown being as follows:
▪Inventories: this item includes the amount of assets, other than financial instruments, that are held for sale in the ordinary course of business, that are in the process of production, construction or development for such purpose, or that are to be consumed in the production process or in the provision of services. Inventories include land and other property held for sale in the property development business.
Inventories are measured at the lower of cost and net realisable value, which is the estimated selling price of the inventories in the ordinary course of business, less the estimated costs of completion and the estimated costs required to make the sale.
Any write-downs of inventories -such as those due to damage, obsolescence or reduction of selling price- to net realisable value and other impairment losses are recognised as expenses for the year in which the impairment or loss occurs. Subsequent reversals are recognised in the consolidated income statement for the year in which they occur.
The carrying amount of inventories is derecognised and recognised as an expense in the period in which the revenue from their sale is recognised.
▪Other: this item includes the balance of all prepayments and accrued income (excluding accrued interest, fees and commissions), the net amount of the difference between pension plan obligations and the value of the plan assets with a balance in the entity’s favour, when this net amount is to be reported in the consolidated balance sheet, and the amount of any other assets not included in other items.

Other liabilities	Other liabilities'Other liabilities' includes the balance of all accrued expenses and deferred income, excluding accrued interest, and the amount of any other liabilities not included in other categories.
Provisions and contingent assets and liabilities	Provisions and contingent assets and liabilities
When preparing the financial statements of the consolidated entities, Banco Santander’s directors made a distinction between:
•Provisions: credit balances covering present obligations at the reporting date arising from past events which could give rise to a loss for the consolidated entities, which is considered to be likely to occur and certain as to its nature but uncertain as to its amount and/or timing.
▪Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the consolidated entities. They include the present obligations of the consolidated entities when it is not probable that an outflow of resources embodying economic benefits will be required to settle them. The Group does not recognise the contingent liability. The Group will disclose a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.
Santander UK plc is cooperating with an FCA civil regulatory investigation which commenced in July 2017 into its compliance with the Money Laundering Regulations 2007 and potential breaches of FCA principles and rules relating to anti-money laundering and financial crime systems and controls. The FCA’s investigation focuses primarily on the period 2012 to 2017 and includes consideration of high risk customers including Money Service Businesses. It is not currently possible to make a reliable assessment of any liability resulting from the investigation including any financial penalty.
▪Contingent assets: possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Contingent assets are not recognised in the consolidated balance sheet or in the consolidated income statement, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.
Grupo Santander’s consolidated financial statements include all the material provisions with respect to which it is considered that it is more likely than not the obligation will have to be settled. In accordance with accounting standards, contingent liabilities must not be recognised in the consolidated financial statements, but must rather be disclosed in the Notes.
Provisions (which are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year) are used to cater for the specific obligations for which they were originally recognised. Provisions are fully or partially reversed when such obligations cease to exist or are reduced.
Provisions are classified according to the obligations covered as follows (see note 25):
▪Provision for pensions and similar obligations: includes the amount of all the provisions made to cover post-employment benefits, including obligations to pre-retirees and similar obligations.
▪Provisions for contingent liabilities and commitments: include the amount of the provisions made to cover contingent liabilities -defined as those transactions in which the Group guarantees the obligations of a third party, arising as a result of financial guarantees granted or contracts of another kind- and contingent commitments -defined as irrevocable commitments that may give rise to the recognition of financial assets.
▪Provisions for taxes and other legal contingencies and Other provisions: include the amount of the provisions recognised to cover tax and legal contingencies and litigation and the other provisions recognised by the consolidated entities. Other provisions includes, inter alia, any provisions for restructuring costs and environmental measures.

Court proceedings and/or claims in process	Court proceedings and/or claims in processAt the end of 2021 certain court proceedings and claims were in process against the consolidated entities arising from the ordinary course of their operations (see note 25).
Own equity instruments	Own equity instrumentsOwn equity instruments are those meeting both of the following conditions:
▪The instruments do not include any contractual obligation for the issuer (i) to deliver cash or another financial asset to a third party; or (ii) to exchange financial assets or financial liabilities with a third party under conditions that are potentially unfavourable to the issuer.
▪The instruments will or may be settled in the issuer’s own equity instruments and are: (i) a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or (ii) a derivative that will be settled by the issuer through the exchange of a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.
Transactions involving own equity instruments, including their issuance and cancellation, are charged directly to equity.
Changes in the value of instruments classified as own equity instruments are not recognised in the consolidated financial statements. Consideration received or paid in exchange for such instruments, including the coupons on preference shares contingently convertible into ordinary shares and the coupons associated with CCPP, is directly added to or deducted from equity.

Equity-instrument-based employee remuneration	Equity-instrument-based employee remuneration
Own equity instruments delivered to employees in consideration for their services, if the instruments are delivered once the specific period of service has ended, are recognised as an expense for services (with the corresponding increase in equity) as the services are rendered by employees during the service period. At the grant date the services received (and the related increase in equity) are measured at the fair value of the equity instruments granted. If the equity instruments granted are vested immediately, Grupo Santander recognises in full, at the grant date, the expense for the services received.
When the requirements stipulated in the remuneration agreement include external market conditions (such as equity instruments reaching a certain quoted price), the amount ultimately to be recognised in equity will depend on the other conditions being met by the employees (normally length of service requirements), irrespective of whether the market conditions are satisfied. If the conditions of the agreement are met but the external market conditions are not satisfied, the amounts previously recognised in equity are not reversed, even if the employees do not exercise their right to receive the equity instruments.

Recognition of income and expenses	Recognition of income and expenses
The most significant criteria used by Grupo Santander to recognise its income and expenses are summarised as follows:
i. Interest income, interest expenses and similar items
Interest income, interest expenses and similar items are generally recognised on an accrual basis using the effective interest method. Dividends received from other companies are recognised as income when the consolidated entities’ right to receive them arises.
ii. Commissions, fees and similar items
Fee and commission income and expenses are recognised in the consolidated income statement using criteria that vary according to their nature. The main criteria are as follows:
▪Fee and commission income and expenses relating to financial assets and financial liabilities measured at fair value through profit or loss are recognised when paid.
▪Those arising from transactions or services that are performed over a period of time are recognised over the life of these transactions or services.
▪Those relating to services provided in a single act are recognised when the single act is carried out.
iii. Non-finance income and expenses
They are recognised for accounting purposes when the good is delivered or the non-financial service is rendered. To determine the amount and timing of recognition, a five-step model is followed: identification of the contract with the customer, identification of the separate obligations of the contract, determination of the transaction price, distribution of the transaction price among the identified obligations and finally recording of income as the obligations are satisfied.
iv. Deferred collections and payments
These are recognised for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.
v. Loan arrangement fees
Loan arrangement fees, mainly loan origination, application and information fees, are accrued and recognised in income over the term of the loan.

Financial guarantees	Financial guarantees
Financial guarantees are defined as contracts whereby an entity undertakes to make specific payments on behalf of a third party if the latter fails to do so, irrespective of the various legal forms they may have, such as guarantees, insurance policies or credit derivatives.
Grupo Santander initially recognises the financial guarantees provided on the liability side of the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and simultaneously the Group recognises the amount of the fees, commissions and similar interest received at the inception of the transactions and a credit on the asset side of the consolidated balance sheet for the present value of the fees, commissions and interest outstanding.
Financial guarantees, regardless of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments carried at amortised cost (described in note 2.g above).
The provisions made for these transactions are recognised under 'Provisions - Provisions for commitments and guarantees given in the consolidated balance sheet' (see note 25). These provisions are recognised and reversed with a charge or credit, respectively, to 'Provisions or reversal of provisions', net, in the consolidated income statement.
If a specific provision is required for financial guarantees, the related unearned commissions recognised under 'Financial liabilities at amortised cost - Other financial liabilities in the consolidated balance sheet', are reclassified to the appropriate provision.

Assets under management and investment and pension funds managed by the Group	Assets under management and investment and pension funds managed by the Group
Assets owned by third parties and managed by the consolidated entities are not presented on the face of the consolidated balance sheet. Management fees are included in 'Fee and commission income' in the consolidated income statement.
The investment funds and pension funds managed by the consolidated entities are not presented on the face of the Group’s consolidated balance sheet since the related assets are owned by third parties. The fees and commissions earned in the year for the services rendered by the Group entities to these funds (asset management and custody services) are recognised under Fee and 'Commission income' in the consolidated income statement.
Note 2.b.iv describes the internal criteria and procedures used to determine whether control exists over the structured entities, which include, inter alia, investment funds and pension funds.

Post-employment, other long-term employee, and termination benefits	Post-employment benefits
Under the collective agreements currently in force and other arrangements, the Spanish banks included in the Group and certain other Spanish and foreign consolidated entities have undertaken to supplement the public social security system benefits accruing to certain employees, and to their beneficiary right holders, for retirement, permanent disability or death, and the post-employment welfare benefits.
Grupo Santander's post-employment obligations to its employees are deemed to be defined contribution plans when the Group makes pre-determined contributions (recognised under Personnel expenses in the consolidated income statement) to a separate entity and will have no legal or effective obligation to make further contributions if the separate entity cannot pay the employee benefits relating to the service rendered in the current and prior periods. Post-employment obligations that do not meet the aforementioned conditions are classified as defined benefit plans (see note 25).
Defined contribution plans
The contributions made in this connection in each year are recognised under 'Personnel expenses' in the consolidated income statement.
The amounts not yet contributed at each year-end are recognised, at their present value, under 'Provisions - Provision for pensions' and similar obligations on the liability side of the consolidated balance sheet.
Defined benefit plans
Grupo Santander recognises under 'Provisions - Provision for pensions and similar obligations on the liability side of the consolidated balance sheet' (or under 'Other assets' on the asset side, as appropriate) the present value of its defined benefit post-employment obligations, net of the fair value of the plan assets.
Plan assets are defined as those that will be directly used to settle obligations and that meet the following conditions:
▪They are not owned by the consolidated entities, but by a legally separate third party that is not a party related to the Group.
▪They are only available to pay or fund post-employment benefits and they cannot be returned to the consolidated entities unless the assets remaining in the plan are sufficient to meet all the benefit obligations of the plan and of the entity to current and former employees, or they are returned to reimburse employee benefits already paid by Grupo Santander.
If Grupo Santander can look to an insurer to pay part or all of the expenditure required to settle a defined benefit obligation, and it is practically certain that said insurer will reimburse some or all of the expenditure required to settle that obligation, but the insurance policy does not qualify as a plan asset, the Group recognises its right to reimbursement -which, in all other respects, is treated as a plan asset- under 'Insurance contracts linked to pensions' on the asset side of the consolidated balance sheet.
Grupo Santander will recognise the following items in the income statement:
•Current service cost, (the increase in the present value of the obligations resulting from employee service in the current period), is recognised under 'Staff costs'.
•The past service cost, which arises from changes to existing post-employment benefits or from the introduction of new benefits and includes the cost of reductions, is recognised under 'Provisions or reversal of provisions'.
•Any gain or loss arising from a liquidation of the plan is included in the Provisions or reversion of provisions.
•Net interest on the net defined benefit liability (asset), i.e. the change during the period in the net defined benefit liability (asset) that arises from the passage of time, is recognised under 'Interest expense' and similar charges ('Interest and similar income' if it constitutes income) in the consolidated income statement.
The remeasurement of the net defined benefit liability (asset) is recognised in 'Other comprehensive income' under Items not reclassified to profit or loss and includes:
▪Actuarial gains and losses generated in the year, arising from the differences between the previous actuarial assumptions and what has actually occurred and from the effects of changes in actuarial assumptions.
▪The return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).
▪Any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).
x) Other long-term employee benefits
Other long-term employee benefits, defined as obligations to pre-retirees -taken to be those who have ceased to render services at the entity but who, without being legally retired, continue to have economic rights vis-à-vis the entity until they acquire the legal status of retiree-, long-service bonuses, obligations for death of spouse or disability before retirement that depend on the employee’s length of service at the entity and other similar items, are treated for accounting purposes, where applicable, as established above for defined benefit post-employment plans, except that actuarial gains and losses are recognised under 'Provisions or reversal of provisions', net, in the consolidated income statement (see note 25).
y) Termination benefits
Termination benefits are recognised when there is a detailed formal plan identifying the basic changes to be made, provided that implementation of the plan has begun, its main features have been publicly announced or objective facts concerning its implementation have been disclosed.
Income tax	Income tax
The expense for Spanish income tax and other similar taxes applicable to the foreign consolidated entities is recognised in the consolidated income statement, except when they arise from a transaction whose results are recognised directly in equity, in which case the related tax effect is recognised in equity.
The current income tax expense is calculated as the sum of the current tax resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognised in the consolidated income statement.
'Deferred tax assets' and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realised or the liability is settled.
'Tax assets' include the amount of all tax assets, which are broken down into current -amounts of tax to be recovered within the next twelve months- and deferred -amounts of tax to be recovered in future years, including those arising from tax loss or tax credit carryforwards.
'Tax liabilities' includes the amount of all tax liabilities (except provisions for taxes), which are broken down into current -the amount payable in respect of the income tax on the taxable profit for the year and other taxes in the next twelve months- and deferred -the amount of income tax payable in future years.
Deferred tax liabilities are recognised in respect of taxable temporary differences associated with investments in subsidiaries, associates or joint ventures, except when the Group is able to control the timing of the reversal of the temporary difference and, in addition, it is probable that the temporary difference will not reverse in the foreseeable future. In this regard, no deferred tax liabilities of EUR 317.4 million were recognised in relation to the taxation that would arise from the undistributed earnings of certain Group holding companies, in accordance with the legislation applicable in those jurisdictions.
Deferred tax assets are only recognised for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilised, and the deferred tax assets do not arise from the initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit nor accounting profit. Other deferred tax assets (tax loss and tax credit carryforwards) are only recognised if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilised.
Differences generated by the different accounting and tax treatment of any of the income and expenses recorded directly in equity to be paid or recovered in the future are accounted for as temporary differences.
The deferred tax assets and liabilities are reassessed at the reporting date in order to ascertain whether any adjustments need to be made on the basis of the findings of the analyses performed.
Residual maturity periods and average interest rates	Residual maturity periodsThe analysis of the maturities of the balances of certain items in the consolidated balance sheet.
Consolidated statement of recognized income and expense	Consolidated statement of recognised income and expense
This statement presents the income and expenses generated by the Group as a result of its business activity in the year, and a distinction is made between the income and expenses recognised in the consolidated income statement for the year and the other income and expenses recognised directly in consolidated equity.
Accordingly, this statement presents:
a.    Consolidated profit for the year.
b.    The net amount of the income and expenses recognised in 'Other comprehensive income' under items that will not be reclassified to profit or loss.
c.    The net amount of the income and expenses recognised in Other comprehensive income under items that may be reclassified subsequently to profit or loss.
d.    The income tax incurred in respect of the items indicated in b and c above, except for the valuation adjustments arising from investments in associates or joint ventures accounted for using the equity method, which are presented net.
e.    Total consolidated recognised income and expense, calculated as the sum of a) to d) above, presenting separately the amount attributable to the parent company and the amount relating to non-controlling interests.
The statement presents the items separately by nature, grouping together items that, in accordance with the applicable accounting standards, will not be reclassified subsequently to profit and loss since the requirements established by the corresponding accounting standards are met.

Statement of changes in total equity	Statement of changes in total equity
This statement presents all the changes in equity, including those arising from changes in accounting policies and from the correction of errors. Accordingly, this statement presents a reconciliation of the carrying amount at the beginning and end of the year of all the consolidated equity items, and the changes are grouped together on the basis of their nature into the following items:
a.    Adjustments due to changes in accounting policies and to errors: include the changes in consolidated equity arising as a result of the retrospective restatement of the balances in the consolidated financial statements, distinguishing between those resulting from changes in accounting policies and those relating to the correction of errors.
b.    Income and expense recognised in the year: includes, in aggregate form, the total of the aforementioned items recognised in the consolidated statement of recognised 'Income and expense'.
c.    Other changes in equity: includes the remaining items recognised in equity, including, inter alia, increases and decreases in capital, distribution of profit, transactions involving own equity instruments, equity-instrument-based payments, transfers between equity items and any other increases or decreases in consolidated equity.
Consolidated statement of cash flows	Consolidated statement of cash flows
The following terms are used in the consolidated statements of cash flows with the meanings specified:
•Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value, irrespective of the portfolio in which they are classified.
Grupo Santander classifies as cash and cash equivalents the balances recognised under 'Cash, cash balances at central banks' and 'Other deposits on demand' in the consolidated balance sheet.
•Operating activities: the principal revenue-producing activities of credit institutions and other activities that are not investing or financing activities.
•Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
•Financing activities: activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.
During 2021 Grupo Santander received interest amounting to EUR 48,081 million (EUR 43,953 million and EUR 55,269 million in 2020 and 2019, respectively) and paid interest amounting to EUR 12,738 million (EUR 13,690 million and EUR 20,671 million in 2020 and 2019, respectively).
Also, dividends received and paid by the Group are detailed in notes 4, 28 and 40, including dividends paid to minority interests (non-controlling interests).